    SUPPLEMENT DATED JULY 21, 1997 TO THE PROSPECTUS DATED JANUARY 31, 1997

   ADVANTUS VENTURE FUND, INC.

----------------------------------------------------------------------
      400 Robert Street North - St. Paul, Minnesota 55101 - 1-800-443-3677
--------------------------------------------------------------------------------
    The following Financial Highlights are added to the Prospectus immediately following the section titled "Fees and Expenses":

--------------------------------------------------------------------------------

FINANCIAL      The following unaudited financial highlights table shows certain per share data and selected
HIGHLIGHTS     important financial information for evaluating the Fund's results for the period shown.
----------

                                                           PERIOD FROM JANUARY 31, 1997
                                                               TO MAY 31, 1997 (d)
                                                           ----------------------------
                                                                       CLASS     CLASS
                                                           CLASS A       B         C
---------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.17     $10.17    $10.17
                                                           ----------------------------
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                                         0.02        --        --
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND
UNREALIZED)                                                   0.48      0.47      0.48
                                                           ----------------------------
TOTAL FROM INVESTMENT OPERATIONS                              0.50      0.47      0.48
                                                           ----------------------------
LESS DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME                         (0.02 )   (0.01 )   (0.01 )
                                                           ----------------------------
NET ASSET VALUE, END OF PERIOD                              $10.65     $10.63    $10.64
                                                             ------    ------    ------
TOTAL RETURN (a)(b)                                            4.9%      4.8%      4.7%
---------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (IN THOUSANDS)                   $27,475      $522       $84
---------------------------------------------------------------------------------------
RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS                 1.35%(c)  2.25%(c)  2.25%(c)
---------------------------------------------------------------------------------------
RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET
ASSETS                                                         .67%(c)  (.14 )%(c)  (.14 )%(c)
---------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (EXCLUDING SHORT-TERM
SECURITIES)                                                   25.2%     25.2%     25.2%
---------------------------------------------------------------------------------------
AVERAGE COMMISSION RATE ON COMMON STOCK TRANSACTIONS       $ .0547     $.0547    $.0547

    (a) TOTAL RETURN FIGURES ARE BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD AND ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. TOTAL RETURN FIGURES DO NOT REFLECT THE IMPACT OF FRONT-END OR CONTINGENT DEFERRED SALES CHARGES.

     (b) TOTAL RETURN IS PRESENTED FOR THE PERIOD FROM JANUARY 31, 1997, COMMENCEMENT OF OPERATIONS, TO MAY 31, 1997.

     (c) ADJUSTED TO AN ANNUAL BASIS.

     (d) THE INCEPTION OF THE FUND WAS JULY 3, 1996. HOWEVER, THE FUND'S SHARES DID NOT BECOME EFFECTIVELY REGISTERED UNDER THE SECURITIES EXCHANGE ACT OF 1933 UNTIL JANUARY 31, 1997, WHEN OPERATIONS COMMENCED. FINANCIAL HIGHLIGHTS ARE NOT PRESENTED FOR THE PERIOD FROM JULY 3, 1996 TO JULY 31, 1996 AND FOR THE PERIOD FROM AUGUST 1, 1996 TO JANUARY 31, 1997 AS THE FUND'S SHARES WERE NOT REGISTERED DURING THOSE PERIODS.

  All references in the Fund's Prospectus to the Statement of Additional Information are to the Statement of Additional Information dated January 31, 1997 as Supplemented July 21, 1997.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

--------------------------------------------------------------------------------

F. 51306 7-1997

                       STATEMENT OF ADDITIONAL INFORMATION




                           ADVANTUS VENTURE FUND, INC.
                          ADVANTUS INDEX 500 FUND, INC.


                               January 31, 1997
                       As Supplemented July 21, 1997



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the separate Prospectuses dated January 31, 1997, as supplemented July 21, 1997, and should be read in conjunction therewith. A copy of each Prospectus may be obtained from MIMLIC Sales Corporation, P.O. Box 64809, St. Paul, Minnesota 55101-0809 (telephone
(800) 443-3677).



THIS STATEMENT OF ADDITIONAL INFORMATION MUST BE ACCOMPANIED OR PRECEDED BY A COPY OF THE CURRENT PROSPECTUS FOR EACH OF THE ADVANTUS FUNDS NAMED ABOVE.

                                TABLE OF CONTENTS




GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . . . . . . 1

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . 1

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
  Venture Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
  Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

DIRECTORS AND EXECUTIVE OFFICERS . . . . . . . . . . . . . . . . . . . . . . .10

DIRECTOR LIABILITY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . . . .13
  General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
  Control and Management of Advantus Capital and MIMLIC Sales. . . . . . . . .13
  Investment Advisory Agreement. . . . . . . . . . . . . . . . . . . . . . . .13
  Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . .14
  Payment of Certain Distribution Expenses of the Funds. . . . . . . . . . . .15

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE . . . . . . . . . . . . . .18

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . . .19

CAPITAL STOCK AND OWNERSHIP OF SHARES. . . . . . . . . . . . . . . . . . . . .21

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .22

NET ASSET VALUE AND PUBLIC OFFERING PRICE. . . . . . . . . . . . . . . . . . .22

REDUCED SALES CHARGES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .23
  Right of Accumulation-Cumulative Purchase Discount . . . . . . . . . . . . .24
  Letter of Intent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .24
  Combining Purchases. . . . . . . . . . . . . . . . . . . . . . . . . . . . .24
  Purchases of Class A shares by Certain Persons Affiliated with the Fund, Advantus Capital MIMLIC Management, MIMLIC Sales, Minnesota Mutual, or
  Any of Minnesota Mutual's Other Affiliated Companies . . . . . . . . . . . .25

SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25
  Open Accounts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25
  Systematic Investment Plan . . . . . . . . . . . . . . . . . . . . . . . . .26
  Group Systematic Investment Plan . . . . . . . . . . . . . . . . . . . . . .26
  Automatic Investment Plan. . . . . . . . . . . . . . . . . . . . . . . . . .27
  Group Purchases. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .27
  Retirement Plans Offering Tax Benefits . . . . . . . . . . . . . . . . . . .27

  Systematic Withdrawal Plans. . . . . . . . . . . . . . . . . . . . . . . . .28
  Exchange and Telephone Transfer Privilege. . . . . . . . . . . . . . . . . .29

REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
  Reinstatement Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .30

DISTRIBUTIONS AND TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . .30

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .31

APPENDIX A - BOND AND COMMERCIAL PAPER RATINGS . . . . . . . . . . . . . . . A-1
  Bond Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1
  Commercial Paper Ratings . . . . . . . . . . . . . . . . . . . . . . . . . A-2

APPENDIX B - FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . B-1

                         GENERAL INFORMATION AND HISTORY

       Advantus Venture Fund, Inc. ("Venture Fund") and Advantus Index 500 Fund, Inc. ("Index Fund"), collectively referred to as the "Funds," are open-end diversified investment companies, commonly called mutual funds. The Funds, together with eight other mutual funds which share the same investment adviser, are members of a family of mutual funds known as the "Advantus Funds." Each of the Advantus Funds, excluding Advantus Money Market Fund, Inc., offers more than one class of shares (the "Advantus Load Funds"). The Advantus Load Funds currently offer three classes of shares (Class A, Class B and Class C). Each class is sold pursuant to different sales arrangements and bears different expenses. The Funds were incorporated as Minnesota corporations in July 1996.

                       INVESTMENT OBJECTIVES AND POLICIES

       The investment objective and policies of each of the Funds are summarized on the front page of each Fund's Prospectus and are set forth in detail in the text of each Fund's Prospectus under "Investment Objectives, Policies and Risks."

STOCK INDEX FUTURES CONTRACTS

     The Index Fund may purchase and sell stock index futures contracts. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the stock index is made; generally contracts are closed out prior to the expiration date of the contract. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold. No price is paid upon entering into futures contracts.
Instead, the Fund is required to deposit an amount of cash or U.S. Treasury securities, known as "initial margin," in a segregated account established with the Fund's custodian in the name of the futures broker through which the Fund entered into the futures contract. Subsequent payments, called "variation margin," to and from the futures broker are required on a daily basis as the value of the futures position varies.

     Because the value of index futures depends primarily on the value of their underlying indexes, the performance of broad-based contracts will generally reflect broad changes in common stock prices. The Index Fund's investments may be more or less heavily weighted in securities of particular types of issuers, or securities of issuers in particular industries, than the index underlying its index futures positions. Therefore, while the Fund's index futures positions should provide exposure to changes in value of the underlying index (or protection against declines in their value in the case of hedging transactions), it is likely that, in the case of hedging transactions, the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments. Other factors that could affect the correlation of the Fund's index futures positions with its other investments are discussed below.

       FUTURES MARGIN PAYMENTS. Both the purchaser and seller of a futures contract are required to deposit "initial margin" with a futures broker (known as a "futures commission merchant," or "FCM"), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. Advantus Capital will attempt to minimize this risk by monitoring the creditworthiness of the FCMs with which the Index Fund does business.

       LIMITATIONS ON STOCK INDEX FUTURES TRANSACTIONS. The Index Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (the "CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to regulations under the Commodity Exchange Act, the Fund may use futures contracts for bona fide hedging purposes within the meaning of CFTC regulations; PROVIDED, HOWEVER, that, with respect to positions in futures contracts which are not used for bona fide hedging purposes within the meaning of CFTC regulations, the aggregate initial margin required to establish such position will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts into which the Fund has entered.

       Advantus Capital also intends to follow certain other limitations on the Fund's futures activities. Under normal conditions, the Fund will not enter into any futures contract if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and
(ii) the current value of the indexes or other instruments underlying the Fund's other futures positions would exceed 20% of the Fund's total assets. In addition, the Fund does not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

       The Index Fund may purchase index futures contracts in order to attempt to remain fully invested in the stock market. For example, if the Fund had cash and short-term securities on hand that it wished to invest in common stocks, but at the same time it wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations, it could purchase an index futures contract in order to approximate the activity of the index with that portion of its portfolio. The Index Fund may also purchase futures contracts as an alternative to purchasing actual securities. For example, if the Fund intended to purchase stocks but had not yet done so, it could purchase a futures contract in order to participate in the index's activity while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. In these strategies the Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from the stocks included in the underlying index, while taking advantage of potentially greater liquidity that futures contracts may offer.

       When the Fund wishes to sell securities, it may sell stock index futures contracts to hedge against stock market declines until the sale can be completed. For example, if Advantus Capital anticipated a decline in common stock prices at a time when the Fund anticipated selling common stocks, it could sell a futures contract in order to lock in current market prices. If stock prices subsequently fell, the futures contract's value would be expected to rise and offset all or a portion of the anticipated loss in the common stocks the Fund had hedged in anticipation of selling them. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of any gains from those securities. The success of this type of strategy depends to a great extent on the degree of correlation between the index futures contract and the securities hedged.


       ASSET COVERAGE FOR FUTURES POSITIONS. The Index Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of futures strategies by mutual funds, and if the guidelines so require will set aside cash and/or appropriate liquid assets (e.g., United States Government securities, other investment grade debt obligations and equity securities) in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


       CORRELATION OF PRICE CHANGES. As noted above, price changes of the Fund's futures positions may not be well correlated with price changes of its other investments because of differences between the underlying index and the types of securities the Fund invests in. For example, if the Fund sold a broad-based index futures contract to hedge against a stock market decline while the Fund completed a sale of specific securities in its portfolio, it is possible that the price of the securities could move differently from the broad market average represented by the index futures contract, resulting in an imperfect hedge which could affect the correlation between the Fund's return and that of the benchmark index. In the case of an index futures contract purchased by the Fund either in anticipation of actual stock purchases or in an effort to be fully invested, failure of the contract to track its index accurately could hinder the Fund in the achievement of its objective.

       Stock index futures prices can also diverge from the prices of their underlying indexes. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying index, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contract. The Fund may sell futures contracts with a greater or lesser value than the securities it wishes to hedge in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases.

       LIQUIDITY OF FUTURES CONTRACTS. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. Trading in index futures can also be halted if trading in the underlying index stocks is halted. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require the Fund to continue to hold a futures position until the delivery date regardless of potential consequences. If the Fund must continue to hold a futures position, its access to other assets held to cover the position could also be impaired.

       FEDERAL TAX TREATMENT. The Internal Revenue Code of 1986, as amended (the "Code"), forbids the Fund from earning more than 30% of its gross income from the sale or other disposition of certain investments, including futures contracts, which are owned for less than three months. The likelihood of violating this 30% test is increased by the amount of investing the Fund does in futures contract. Additionally, the Code requires the Fund to diversify its investment holdings. The Internal Revenue Service position regarding the treatment of futures contracts for diversification purposes is not clear, and the extent to which the Fund may engage in these transactions may be limited by this requirement. The Code also provides that, with respect to certain futures contracts held by the Fund at the end of its taxable year, unrealized gain or loss on such contracts may have to be recognized for tax purposes under a special system within the Code. The actual gain or loss recognized by the Fund in an eventual disposition of such contract, however, will be adjusted by the amount of the gain or loss recognized earlier under the Code's system. See "Distributions and Tax Status."

OPTIONS

       Venture Fund may write covered call options which are traded on national securities exchanges with respect to common stocks in its portfolio ("covered options") in an attempt to earn additional current income on its portfolio or to guard against an expected decline in the price of a security. When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period. If the option expires unexercised, the Fund realizes income, typically in the form of short-term capital gain, to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund foregoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. The Fund does not write call options in an aggregate amount greater than 15% of its net assets.

       The Fund purchases call options only to close out a position. When an option is written on securities in the Fund's portfolio and it appears that the purchaser of that option is likely to exercise the option and purchase the underlying security, it may be considered appropriate to avoid liquidating the Fund's position, or the Fund may wish to extinguish a call option sold by it so as to be free to sell the underlying security. In such instances the Fund may purchase a call option on the same security with the same exercise price and expiration date which had been previously written. Such a purchase would have the effect of closing out the option which the Fund has written. The Fund realizes a short-term capital gain if the amount paid to purchase the call option is less than the premium received for writing a similar option. Generally, the Fund realizes a short-term loss if the amount paid to purchase the call option is greater than the premium received for writing the option. If the underlying security has substantially risen in value, it may be difficult or expensive to purchase the call option for the closing transaction.

UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS

       The Funds may invest in bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the United States Government established under authority granted by Congress. Obligations issued or guaranteed by agencies of the United States Government include, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government include, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds' shares.

DEBT SECURITIES AND DOWN-GRADED INSTRUMENTS

     Venture Fund may invest in non-convertible debt securities rated BBB or Baa or higher by S&P or Moody's, respectively. Venture Fund may also invest in debt securities convertible into common stock which are rated lower than BBB or Baa but which are rated at least B- by S&P or B3 by Moody's. (See the Venture Fund Prospectus for information regarding these securities and the Fund's policy regarding them.)

       The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

     Venture Fund may, however, acquire debt securities which, after acquisition, are down-graded by the rating agencies to a rating which, in the case of non-convertible debt, is lower than BBB or Baa by S&P or Moody's, respectively, or which, in the case of convertible debt, is lower than B- or B3 by S&P or Moody's, respectively. In such an event it is the Fund's general policy to dispose of such down-graded securities except when, in the judgment of the Fund's investment adviser, it is to the Fund's advantage to continue to hold such securities. In no event, however, will the Fund hold more than 5% of its net assets, in the aggregate, in non-convertible securities rated lower than BBB or Baa or in convertible securities rated lower than B- or B3.

     Low rated (i.e. below BBB) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

       Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

       Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business recession.

SHORT SALES AGAINST THE BOX


     Each Fund may sell securities "short against the box." Whereas a short sale is the sale of a security the Fund does not own, a short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities sold short, or owns securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses. The Funds have no present intention to sell securities short in this fashion.


LOANS OF PORTFOLIO SECURITIES


     Index 500 Fund for the purpose of realizing additional income, may make secured loans of portfolio securities amounting to not more than 20% of its total assets. Securities loans are made to broker-dealers or financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of cash, letters of credit or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Although the Fund does not expect to pay commissions or other front-end fees (including finders fees) in connection with loans of securities (but may in some cases do so), a portion of the additional income realized will be shared with the Fund's custodian for arranging and administering such loans. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Fund's investment adviser to be of good standing and to have sufficient financial responsibility, and will not be made unless, in the judgment of the Fund's investment adviser, the consideration to be earned from such loans would justify the risk. The creditworthiness of entities to which the Fund makes loans of portfolio securities is monitored by the Fund's investment adviser throughout the term of each loan. The Fund has no present intention to make loans of portfolio securities.


                             INVESTMENT RESTRICTIONS

       Each of the Funds is "diversified" as defined in the Investment Company Act of 1940. This means that at least 75% of the value of the Fund's total assets is represented by cash and cash items, government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

       Each Fund is also subject to certain "fundamental" investment restrictions, which may not be changed without the vote of a "majority" of the Fund's outstanding shares. As used in the Prospectus and this Statement of Additional Information, "majority" means the lesser of (i) 67% of a Fund's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of a Fund's outstanding shares. An investment restriction which is not fundamental may be changed by vote of the Board of Directors without further shareholder approval. Except as otherwise noted, each of the investment restrictions below is fundamental.

VENTURE FUND (The investment restrictions numbered 1 through 8 below are fundamental. Restrictions numbered 9 through 15 are not fundamental and may be changed by the Fund's Board of Directors.)

       Venture Fund will NOT:

            (1) Purchase any security if, as a result, 25% or more of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in a single industry;

            (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales or securities); or make short sales except short sales against the box where it owns the securities sold or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold;

            (3) Borrow money, except from banks and only as a temporary measure for extraordinary or emergency purposes and not in excess of 5% of its net assets;

            (4) Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any assets of the Fund;

            (5) Make loans, except by purchase of bonds, debentures, commercial paper, certificates of deposit, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, and except loans of portfolio securities if, immediately after making such loan, the total amount of portfolio securities loaned does not exceed 20% of the market value of the Fund's total assets;

            (6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate, real estate limited partnership interests, or interests in real estate which are not readily marketable, commodities or commodity contracts, including futures contracts. (This does not prevent the Fund from purchasing securities of companies investing in the foregoing.);

            (7) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities;

            (8) Write put or call options, except covered call options which are traded on national securities exchanges with respect to common stocks in its portfolio, in an aggregate amount not greater than 15% of its net assets;

            (9) Purchase options, except call options in order to close out a position;

            (10) Purchase or retain securities of any company if officers and directors of the Fund or of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of that company, together own more than 5%;

            (11) Make investments for the purpose of exercising control or management;

            (12) Participate on a joint or joint and several basis in any trading account in securities;

            (13) Invest in the securities of other investment companies with an aggregate value in excess of 5% of the Funds total assets, except securities acquired as a result of a merger, consolidation or acquisition of assets;

            (14) Purchase or sell any securities other than Fund shares from or to its investment adviser or any officer or director of the Fund or its investment adviser; or

            (15) Invest more than a total of 10% of the Fund's net assets in securities or other assets, including repurchase agreements with a maturity of over seven days, which are illiquid or securities of businesses (including predecessors) less than three years old; provided that investments in securities of businesses (including predecessors) less than three years old will in no event exceed in the aggregate more than 5% of the Fund's net assets.

INDEX FUND (The investment restrictions numbered 1 through 8 below are fundamental. Restrictions numbered 9 through 15 are not fundamental and may be changed by the Fund's Board of Directors.)

       Index Fund will NOT:

            (1) Purchase any security if, as a result, 25% or more of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in a single industry (provided, however, that the Fund may invest more than 25% of its assets in a single industry if the S&P 500 is so concentrated);

            (2) Purchase securities on margin , although it may obtain such short-term credits as may be necessary for the clearance of purchases and sales or securities (for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be a purchase of securities on margin); or make short sales except short sales against the box where it owns the securities sold or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold;

            (3) Borrow money, except from banks and only as a temporary measure for extraordinary or emergency purposes and not in excess of 5% of its net assets;

            (4) Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any assets of the Fund;

            (5) Make loans, except by purchase of bonds, debentures, commercial paper, certificates of deposit, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, and except loans of portfolio securities if, immediately after making such loan, the total amount of portfolio securities loaned does not exceed 20% of the market value of the Fund's total assets;

            (6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate, real estate limited partnership interests, or interests in real estate which are not readily marketable, commodities or commodity contracts, except that it may invest in stock index futures contracts. (This does not prevent the Fund from purchasing securities of companies investing in the foregoing.);

            (7) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities;

            (8)  Write put or call options;

            (9)  Purchase put or call options;

            (10) Purchase or retain securities of any company if officers and directors of the Fund or of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of that company, together own more than 5%;

            (11) Make investments for the purpose of exercising control or management;

            (12) Participate on a joint or joint and several basis in any trading account in securities;

            (13) Invest in the securities of other investment companies with an aggregate value in excess of 5% of the Funds total assets, except securities acquired as a result of a merger, consolidation or acquisition of assets;

            (14) Purchase or sell any securities other than Fund shares from or to its investment adviser or any officer or director of the Fund or its investment adviser; or

            (15) Invest more than a total of 10% of the Fund's net assets in securities or other assets, including repurchase agreements with a maturity of over seven days, which are illiquid or securities of businesses (including predecessors) less than three years old; provided that investments in securities of businesses (including predecessors) less than three years old will in no event exceed in the aggregate more than 5% of the Fund's net assets.

       With respect to each of the Funds, any investment policy set forth under "Investment Objectives, Policies and Risks" in the Prospectus, or any restriction set forth above which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom, or unless the Investment Company Act of 1940 provides otherwise.

                               PORTFOLIO TURNOVER

       Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including short-term securities. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year.

       Venture Fund makes changes in its portfolio securities which are considered advisable in light of market conditions. Frequent changes may result in higher brokerage and other costs for the Fund. Portfolio turnover rates may vary greatly from year to year and within a particular year and may also be affected by cash requirements for redemptions of Fund shares. Venture Fund does not emphasize short-term trading profits.

       Index Fund generally seeks to invest for the long term, but reserves the right to sell securities irrespective of how long they have been held. However, because of the "passive" investment management approach of the Fund, the Fund's portfolio turnover rate is expected to be generally lower than the rate for most other investment companies. Ordinarily, securities will be sold by Index Fund only to reflect certain administrative changes in the S&P 500 (including mergers or changes in its composition) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Fund to the S&P 500.

                        DIRECTORS AND EXECUTIVE OFFICERS

       The names, addresses, principal occupations, and other affiliations of directors and executive officers of each of the Funds are given below:

                                             Position with                 Principal Occupation and other
Name and Address                              the Funds                    Affiliations (past 5 years)
----------------                              ---------                    ---------------------------
Paul H. Gooding*                            President                      Vice President and Treasurer of
Advantus Capital                            and Director                   Minnesota Mutual; President Director
 Management, Inc.                                                          of Advantus Capital; President,
400 Robert Street North                                                    Treasurer and Director of MIMLIC
St. Paul, Minnesota 55101                                                  Management

Frederick P. Feuerherm*                     Vice President,                Second Vice President of Minnesota
The Minnesota Mutual                        Treasurer                      Mutual; Vice President and Assistant
 Life Insurance Company                     and Director                   Secretary of MIMLIC Management
400 Robert Street North
St. Paul, Minnesota 55101

Ralph D. Ebbott                             Director                       Retired, Vice President and Treasurer
409 Birchwood Avenue                                                       of Minnesota Mining and Manufacturing
White Bear Lake,                                                           Company (tape, adhesive, photographic,
Minnesota 55110                                                            and electrical products) through June
                                                                           1989

Charles E. Arner                            Director                       Retired, Vice Chairman of The First
E-1218 First National                                                      National Bank of Saint Paul from
 Bank Building                                                             November 1983 through June 1984;
332 Minnesota Street                                                       Chairman and Chief Executive Officer
St. Paul, Minnesota 55101                                                  of The First National Bank of Saint Paul
                                                                           from October 1980 through November
                                                                           1983

Ellen S. Berscheid                          Director                       Regents' Professor of Psychology at the
University of Minnesota                                                    University of Minnesota
N309 Elliott Hall
Minneapolis, Minnesota 55455

Michael J. Radmer                           Secretary                      Partner with the law firm of
Dorsey & Whitney LLP                                                       Dorsey & Whitney LLP
220 South Sixth Street
Minneapolis, Minnesota 55402


-------------------------
* Denotes directors of the Funds who are "interested persons" (as defined under the Investment Company Act of 1940) of the Funds.
-------------------------

     Legal fees and expenses are paid to the law firm of which Michael J. Radmer is a partner. No compensation is paid by either of the Funds to any of its officers or directors who is affiliated with Advantus Capital or MIMLIC Management. During the current fiscal year, each Director not affiliated with Advantus Capital or MIMLIC Management will be compensated in accordance with the following table:

                                                            Pension or                       Total
                                                            Retirement                   Compensation
                                              Aggregate      Benefits       Estimated   From Funds and
                                            Compensation    Accrued As       Annual      Fund Complex
                                              from the     Part of Fund   Benefits Upon     Paid To
Name of Director                                Funds        Expenses      Retirement      Directors
----------------                                -----        --------      ----------      ---------
Charles E. Arner                                  *             n/a            n/a          $12,000
Ellen S. Berscheid                                *             n/a            n/a          $12,000
Ralph D. Ebbott                                   *             n/a            n/a          $12,000

-------------------------

* Each director of the Funds who is not affiliated with Advantus Capital or MIMLIC Management is also a director of the other ten investment companies of which Advantus Capital or MIMLIC Management is the investment adviser (12 investment companies in total -- the "Fund Complex"). Such directors receive compensation in connection with all such investment companies which, in the aggregate, is equal to $6,000 per year and $1,500 per meeting attended (and reimbursement of travel expenses to attend directors' meetings). The portion of such compensation borne by any Fund is a PRO RATA portion based on the ratio that such Fund's total net assets bears to the total net assets of the Fund Complex.
-------------------------

     As of September 4, 1996, the directors and executive officers of the Funds did not own any shares of the Funds.

                               DIRECTOR LIABILITY

     Under Minnesota law, the Board of Directors of each Fund owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law also authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law,
(iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of each Fund limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL

     Advantus Capital Management, Inc. ("Advantus Capital") has been the investment adviser and manager of each of the Funds since its inception. Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company ("MIMLIC Management"). MIMLIC Sales acts as the Funds' underwriter. Both Advantus Capital and MIMLIC Sales act as such pursuant to written agreements that will be periodically considered for approval by the directors or shareholders of the Fund. The address of both Advantus Capital and MIMLIC Sales is 400 Robert Street North, St. Paul, Minnesota 55101.

CONTROL AND MANAGEMENT OF ADVANTUS CAPITAL AND MIMLIC SALES

     Advantus Capital was incorporated in Minnesota in June, 1994, and is a wholly-owned subsidiary of MIMLIC Management. MIMLIC Management is a subsidiary of The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), which was organized in 1880, and has assets of more than $9.8 billion. MIMLIC Sales is also a subsidiary of MIMLIC Management. Paul H. Gooding, President and a Director of each of the Funds, is President and Director of Advantus Capital, and President, Treasurer, and a Director of MIMLIC Management. Frederick P. Feuerherm, Treasurer and a Director of each of the Funds, is a Vice President and Assistant Secretary of MIMLIC Management. James P. Tatera, Senior Vice President and Director of Advantus Capital, is also Vice President of MIMLIC Management.

INVESTMENT ADVISORY AGREEMENT


     Advantus Capital acts as investment adviser and manager of the Funds under Investment Advisory Agreements (the "Advisory Agreements") dated July 17, 1996 for each Fund, each of which became effective on September 4, 1996, when the Funds' initial shareholder approved the Advisory Agreements. The Advisory Agreements were last approved by the Board of Directors of each Fund (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 14, 1997. The Advisory Agreements will terminate automatically in the event of their assignment. In addition, each Advisory Agreement is terminable at any time, without penalty, by the Board of Directors of the respective Fund or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to Advantus Capital, and by Advantus Capital on 60 days' written notice to the Fund. Unless sooner terminated, each Advisory Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors of the respective Fund or by a vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not parties to the Advisory Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

     Pursuant to the Advisory Agreements each Fund pays Advantus Capital an advisory fee equal on an annual basis to a percentage of that Fund's average daily net assets as set forth in the following table:

                                          Advisory Fee as Percentage
                       Fund                  of Average Net Assets
                       ----                  ---------------------

                    Venture Fund                     .80%
                    Index Fund                       .34%

       For this fee, Advantus Capital acts as investment adviser and manager for the Funds, and in the case of Venture Fund pays the Fund's transfer agent, dividend disbursing agent and redemption agent expenses. Index Fund pays its own transfer agent, dividend disbursing agent, and redemption agent expenses. The Funds have engaged Minnesota Mutual to act as their transfer agent, dividend disbursing agent, and redemption agent. The advisory fees paid by the Funds are partially offset by Advantus Capital's payment of certain expenses, such as the transfer agent, dividend disbursing agent and redemption agent expenses, which expenses are not customarily paid for by a mutual fund's investment adviser. Subject to a minimum annual fee of $12,000, Minnesota Mutual provides transfer agent services to Index Fund at an annual cost of $25 per shareholder account. In addition, separate from the investment advisory agreement, each of the Funds has entered into an agreement with Minnesota Mutual under which Minnesota Mutual provides accounting, legal and other administrative services to the Funds. Minnesota Mutual currently provides such services to the Funds at a monthly cost of $3,600.

       Under the Advisory Agreements, Advantus Capital furnishes the Funds office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds, and pays the salaries and fees of all officers and directors of the Funds who are affiliated with Advantus Capital. In addition, except to the extent that MIMLIC Sales receives Rule 12b-1 distribution fees (see "Payment of Certain Distribution Expenses of the Funds" below), MIMLIC Sales bears all promotional expenses in connection with the distribution of the Funds' shares, including paying for prospectuses and statements of additional information for new shareholders, and shareholder reports for new shareholders, and the costs of sales literature. The Funds pay all other expenses not so expressly assumed.

DISTRIBUTION AGREEMENT


       The Board of Directors of each Fund, on July 17, 1996, including a majority of the directors who are not parties to the contract, or interested persons of any such party, last approved the respective Fund's Distribution Agreement with MIMLIC Sales (the "Distribution Agreements"), each dated July 17, 1996.

       Each Distribution Agreement may be terminated by the respective Fund or MIMLIC Sales at any time by the giving of 60 days' written notice, and terminates automatically in the event of its assignment. Unless sooner terminated, the Distribution Agreement for the respective Fund shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not parties to the Distribution Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

       The Distribution Agreements require MIMLIC Sales to pay all advertising and promotional expenses in connection with the distribution of the Funds' shares including paying for Prospectuses and Statements of Additional Information (if any) for new shareholders, shareholder reports for new shareholders, and the costs of sales literature.

       In the Distribution Agreements, MIMLIC Sales undertakes to indemnify the Funds against all costs of litigation and other legal proceedings, and against any liability incurred by or imposed upon the Funds in any way arising out of or in connection with the sale or distribution of the Funds' shares, except to the extent that such liability is the result of information which was obtainable by MIMLIC Sales only from persons affiliated with the Funds but not with MIMLIC Sales.

PAYMENT OF CERTAIN DISTRIBUTION EXPENSES OF THE FUNDS

       Each of the Funds has adopted separate Plans of Distribution applicable to Class A shares, Class B shares and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each of the Funds, pursuant to its Plans of Distribution, pays fees to MIMLIC Sales which equal, on an annual basis, a percentage of the Fund's average daily net assets attributable to Class A shares, Class B shares and Class C shares, respectively, as set forth in the following table:

                                      Rule 12b-1 Fee as Percentage
                               of Average Daily Net Assets Attributable to
Fund                            Class A Shares  Class B Shares  Class C Shares
----                            --------------  --------------  --------------

Venture Fund                          .30%          1.00%           1.00%
Index Fund                            .30%          1.00%           1.00%

Such fees are used for distribution-related services for all three classes and for servicing of shareholder accounts in connection with Class B and C shares.

       All of the Rule 12b-1 fees payable by the Funds and attributable to Class A shares of the Funds, and a portion of the Rule 12b-1 fees payable with respect to Class B and Class C shares equal to .75% of the average daily net assets attributable to such Class B and Class C shares, constitute distribution fees designed to compensate MIMLIC Sales for advertising, marketing and distributing the shares of the Funds.

       The distribution fees may be used by MIMLIC Sales for the purpose of financing any activity which is primarily intended to result in the sale of shares of the particular Fund. For example, such distribution fee may be used by MIMLIC Sales: (a) to compensate broker-dealers, including MIMLIC Sales and its registered representatives, for their sale of a Fund's shares, including the implementation of the programs described below with respect to broker-dealers, banks, and other financial institutions; and (b) to pay other advertising and promotional expenses in connection with the distribution of a Fund's shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices (including overhead expenses) provided jointly by MIMLIC Sales and any affiliate thereof; and compensation paid to and expenses incurred by officers, employees or representatives of MIMLIC Sales or of other broker-dealers, banks, or financial institutions.


       A portion of the Rule 12b-1 fee payable with respect to Class B and Class C shares of each of the Funds, equal to .25% of the average daily net assets attributable to such Class B and Class C shares, constitutes a shareholder servicing fee designed to compensate MIMLIC Sales for the provision of certain services to the holders of Class B and Class C shares.

       Amounts expended by the Funds under the Plans are expected to be used for the implementation by MIMLIC Sales of a dealer incentive program. Pursuant to the program, MIMLIC Sales may provide compensation to investment dealers for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers and for the provision of administrative support services to customers who directly or beneficially own shares of the Funds. The distribution assistance and administrative support services rendered by dealers may include, but are not limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designation and addresses, and in enrolling into the pre-authorized check plan or systematic withdrawal plan; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares and providing such other information and services as the Funds or the customer may reasonably request. Such fees for servicing customer accounts would be in addition to the portion of the sales charge received or to be received by dealers which sell shares of the Funds.

       MIMLIC Sales may also provide compensation to certain institutions such as banks ("Service Organizations") which have purchased shares of the Funds for the accounts of their clients, or which have made the Funds' shares available for purchase by their clients, and/or which provide continuing service to such clients. The Glass-Steagall Act and other applicable laws, among other things, prohibit certain banks from engaging in the business of underwriting securities. In such circumstances, MIMLIC Sales, if so requested, will engage such banks as Service Organizations only to perform administrative and shareholder servicing functions, but at the same fees and other terms applicable to dealers. State law may, however, differ from the interpretation of the Glass-Steagall Act expressed and banks and other financial institutions may therefore be required to register as securities dealers pursuant to state law. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing servicing of such shareholders would be sought. In such event changes in the operation of the Funds might occur and a shareholder serviced by such bank might no longer be able to avail itself of any automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

       In addition, the Plan contains, among other things, provisions complying with the requirements of Rule 12b-1 discussed below. Rule 12b-1(b) provides that any payments made by an investment company in connection with the distribution of its shares may only be made pursuant to a written plan describing all material aspects of the proposed financing of distribution and also requires that all agreements with any person relating to implementation of the plan must be in writing. In addition, Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the board of directors and of the directors who are not interested persons of the investment company and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreements. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance: (1) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b-1; (2) that any person authorized to direct the disposition of monies paid or payable by the investment company pursuant to the plan or any related agreement shall provide to the investment company's board of directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and (3) in the case of a plan, that it may be terminated at any time by vote of a majority of the members of the board of directors of the investment company who are not interested persons of the investment company and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of the investment company. Rule 12b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1. Rule 12b-1(c) provides that the investment company may rely upon Rule 12b-1(b) only if selection and nomination of the investment company's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that the investment company may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the Investment Company Act of 1940, that there is a reasonable likelihood that the plan will benefit the investment company and its shareholders. At the Board of Directors meeting held July 17, 1996, the directors of the Funds so concluded.

       The Plans of Distribution could be construed as "compensation plans" because MIMLIC Sales is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. Under a compensation plan, the fee to the distributor is not directly tied to distribution expenses actually incurred by the distributor, thereby permitting the distributor to receive a profit if amounts received exceed expenses. MIMLIC Sales may spend more or less for the distribution and promotion of the Funds' shares than it receives as distribution fees pursuant to the Plans.

However, to the extent fees received exceed expenses, including indirect expense such as overhead, MIMLIC Sales could be said to have received a profit.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

       In a number of security transactions, it is possible for the Funds to deal in the over-the-counter security markets (including the so-called "third market" which is the "over-the-counter" market for securities listed on the New York Stock Exchange) without the payment of brokerage commissions but at net prices including a spread or markup; the Funds trade in this manner whenever the net price appears advantageous.

       Advantus Capital selects and (where applicable) negotiates commissions with the brokers who execute the transactions for the Funds.

       The primary criteria for the selection of a broker is the ability of the broker, in the opinion of Advantus Capital, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, Advantus Capital considers whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934), and generally the Funds pay higher than the lowest commission rates available. Advantus Capital may direct Fund transactions to brokers who furnish research services to Advantus Capital. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for Advantus Capital, the Funds enable Advantus Capital to supplement its own investment research activities and allows Advantus Capital to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Funds. To the extent such commissions are directed to these other brokers who furnish research services to Advantus Capital, Advantus Capital receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these commissions.

       There is no formula for the allocation by Advantus Capital of the Funds' brokerage business to any broker-dealer for brokerage and research services. However, Advantus Capital will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if Advantus Capital determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or Advantus Capital's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

       No brokerage is allocated for the sale of Fund shares. Advantus Capital believes that most research services obtained by it generally benefit one or more of the investment companies which it manages and also benefit accounts which it manages. Normally research services obtained through managed funds and managed accounts investing in common stocks would primarily benefit such funds and accounts; similarly, services obtained from transactions in fixed income securities would be of greater benefit to the managed funds and managed accounts investing in debt securities.

       The same security may be suitable for one or more of the Funds and the other funds or private accounts managed by Advantus Capital or its affiliates. If and when two or more funds or accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to each fund or account. The simultaneous purchase or sale of the same securities by one Fund and other Funds or accounts may have a detrimental effect on that Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable by the Fund.

       The Funds will not execute portfolio transactions through any affiliate, unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds. In the event any transactions are executed on an agency basis, Advantus Capital will authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if Advantus Capital determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of Advantus Capital with respect to the Funds as to which it exercises investment discretion. If the Funds execute any transactions on an agency basis, they will generally pay higher than the lowest commission rates available.

       In determining the commissions to be paid to an affiliated broker-dealer, it is the policy of the Funds that such commissions will, in the judgment of Advantus Capital, subject to review by the Fund's Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time, and (b) at least as favorable as commissions contemporaneously charged by such affiliated broker-dealers on comparable transactions for their most favored comparable unaffiliated customers. While the Funds do not deem it practicable and in their best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

                         CALCULATION OF PERFORMANCE DATA

       Advertisements and other sales literature for the Funds may refer to "yield," "average annual total return" and "cumulative total return." Performance quotations are computed separately for each class of shares of the Funds.

       YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

                                             a-b
                                   YIELD = 2[( ----- +1)6-1]
                                              cd

                              Where:      a =  dividends and interest earned
                                               during the period;

                                           b = expenses accrued for the period
                                               (net of reimbursements);

                                           c = the average daily number of
                                               shares outstanding during the
                                               period that were entitled to
                                               receive dividends; and

                                           d = the maximum offering price per
                                               share on the last day of the
                                               period.

       AVERAGE ANNUAL TOTAL RETURN. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n = ERV

                      Where:  P = a hypothetical initial payment of $1,000;

                              T = average annual total return;

                              n = number of years; and

                          ERV  =   ending redeemable value at the end of the
                                   period of a hypothetical $1,000 payment made at the beginning of such period.

       CUMULATIVE TOTAL RETURN. Cumulative total return figures are computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         ERV-P
                                  CTR = ( ------- )100
                                             P

              Where:  CTR  =  Cumulative total return

                      ERV  =  ending redeemable value at the end of the period
                              of a hypothetical $1,000 payment made at the beginning of such period; and

                          P = initial payment of $1,000.

       The calculations for both average annual total return and cumulative total return deduct the maximum sales charge from the initial hypothetical $1,000 investment, assume all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and include all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.

       Such average annual total return and cumulative total return figures may also be accompanied by average annual total return and cumulative total return figures, for the same or other periods, which do not reflect the deduction of any sales charges.

                      CAPITAL STOCK AND OWNERSHIP OF SHARES

       Each Fund's shares of common stock, and each class thereof, have a par value $.01 per share, and have equal rights to share in dividends and assets. The shares possess no preemptive or conversion rights. Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and in such event the holders of the remaining shares will be unable to elect any directors.

       Each of the Funds has 10 billion authorized shares of common stock and has designated 2 billion authorized shares as Class A shares, 2 billion authorized shares as Class B shares and 2 billion authorized shares as Class C shares. The Funds have the following numbers of shares outstanding:

                                     Shares Outstanding at September 4, 1996
                                    ----------------------------------------
   Fund                                  Class A    Class B      Class  C
   ----                                  -------    -------      --------

Venture Fund                             5,000       5,000       5,000
Index Fund                               5,000       5,000       5,000

       As of September 4, 1996, no person held of record, to the knowledge of the respective Funds, or owned more than 5% of the outstanding shares of any of the Funds, except as set forth in the following table:

                                              Number of
Name and Address of Shareholder                Shares         Percentage
-------------------------------                ------         ----------

Venture Fund
------------
     Minnesota Mutual and affiliates*          15,000            100%

Index Fund
----------
     Minnesota Mutual and affiliates*          15,000            100%

  * 400 Robert Street North, St. Paul, Minnesota 55101.

                              HOW TO BUY SHARES

     The procedures for purchasing shares of the funds are summarized in the Prospectus following the caption "Purchase of Fund Shares."

     In addition to purchases of shares through insurance agents and employees of Minnesota Mutual who are registered representatives of MIMLIC Sales and who are licensed under applicable state and federal laws, shares may also be purchased in writing as described in the prospectus through firms which are members of the National Association of Securities Dealers, Inc. and which have selling agreements with MIMLIC Sales.

                  NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price and net asset value per share is summarized in the prospectus in the text following the headings "Purchase of Fund Shares" and "Sales Charges."

     The portfolio securities in which the Funds invest fluctuate in value, and hence the net asset value per share of each Fund also fluctuates.

     On September 4, 1996, the net asset value and public offering price per share for Class A, Class B and Class C shares of each of the Funds were calculated as follows:

                                  VENTURE FUND

CLASS A SHARES

    Net Assets ($50,000)      = Net Asset Value Per Share ($10.00)
----------------------------
Shares outstanding (5,000)

       To obtain the maximum public offering price per share, the Fund's 5% sales charge must be added to the net asset value obtained above:

              $10.00 = Public Offering Price Per Share ($10.53)

              ------
              .95

CLASS B SHARES

    Net Assets ($50,000)     = Net Asset Value AND Public
--------------------------
Shares outstanding (5,000)     Offering Price Per Share ($10.00)

CLASS C SHARES

    Net Assets ($50,000)      = Net Asset Value AND Public
--------------------------
Shares outstanding (5,000)     Offering Price Per Share ($10.00)

                                   INDEX FUND

CLASS A SHARES

    Net Assets ($50,000)     = Net Asset Value Per Share ($10.00)
--------------------------
Shares outstanding (5,000)

              To obtain the maximum public offering price per share, the Fund's 5% sales charge must be added to the net asset value obtained above:

          $10.00 = Public Offering Price Per Share ($10.53)
          ------
             .95

CLASS B SHARES

    Net Assets ($50,000)      = Net Asset Value AND Public
----------------------------
Shares outstanding (5,000)     Offering Price Per Share ($10.00)

CLASS C SHARES

    Net Assets ($50,000)      = Net Asset Value AND Public
----------------------------
Shares outstanding (5,000)     Offering Price Per Share ($10.00)

                              REDUCED SALES CHARGES

          Special purchase plans are enumerated in the text of each Fund's Prospectus immediately following the caption "Special Purchase Plans" and are fully described below.

RIGHT OF ACCUMULATION-CUMULATIVE PURCHASE DISCOUNT

          The front end sales charge and contingent deferred sales charge applicable to each purchase of Class A shares and Class B shares, respectively, of the Advantus Load Funds is based on the next computed net asset value of all Class A, Class B and Class C shares of such Funds held by the shareholder (including dividends reinvested and capital gains distributions accepted in shares), plus the cost of all Class A, Class B and Class C shares of such Funds currently being purchased. It is the obligation of each shareholder desiring this discount in sales charge to notify MIMLIC Sales, through his or her dealer or otherwise, that he or she is entitled to the discount.

LETTER OF INTENT

          The applicable sales charge is based on total purchases over a 13-month period where there is an initial purchase equal to or exceeding $250, accompanied by filing with MIMLIC Sales a signed "Letter of Intent" form to purchase, and by in fact purchasing not less than $50,000 of shares in one of the Advantus Load Funds within that time. The 13-month period is measured from the date the Letter of Intent is approved by MIMLIC Sales, or at the purchaser's option, it may be made retroactive 90 days, in which case MIMLIC Sales will make appropriate adjustments on purchases during the 90-day period.

          In computing the total amount purchased for purposes of determining the applicable sales charge, the net asset value of Class A, Class B and Class C shares currently held in all Advantus Load Funds, on the date of the first purchase under the Letter of Intent, may be used as a credit toward Fund shares to be purchased under the Letter of Intent. Class A, Class B and Class C shares of all the Advantus Load Funds may also be included in the purchases during the 13-month period.

          The Letter of Intent includes a provision for payment of additional applicable sales charges at the end of the period in the event the investor fails to purchase the amount indicated. In the case of Class A shares, this is accomplished by holding 5% of the investor's initial purchase in escrow. If the investor's purchases equal those specified in the Letter of Intent, the escrow is released. If the purchases do not equal those specified in the Letter of Intent, he or she may remit to MIMLIC Sales an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges that would have been paid on the aggregate purchases if the total of such purchases had been made at a single time. If the purchaser does not remit this sum to MIMLIC Sales on a timely basis, MIMLIC Sales will redeem the appropriate number of shares, and then release or deliver any remaining shares in the escrow account. In the case of Class B shares, if the investor fails to purchase shares in the amount indicated, the contingent deferred sales charge applicable to purchased Class B shares will be calculated without regard to the Letter of Intent. The Letter of Intent is not a binding obligation on the part of the investor to purchase, or the respective Fund to sell, the full amount indicated. Nevertheless, the Letter of Intent should be read carefully before it is signed.

COMBINING PURCHASES

          With respect to each of the Advantus Load Funds, purchases of Class A, Class B and Class C shares for any other account of the investor, or such person's spouse or minor children, or purchases on behalf of participants in a tax-qualified retirement plan may be treated as purchases by a single investor for purposes of determining the availability of a reduced sales charge.

PURCHASES OF CLASS A SHARES BY CERTAIN PERSONS AFFILIATED WITH THE FUND, ADVANTUS CAPITAL MIMLIC MANAGEMENT, MIMLIC SALES, MINNESOTA MUTUAL, OR ANY OF MINNESOTA MUTUAL'S OTHER AFFILIATED COMPANIES

          Directors and officers of Advantus Capital, MIMLIC Management, MIMLIC Sales, the Funds, Minnesota Mutual, or any of Minnesota Mutual's other affiliated companies, and their full-time and part-time employees, sales representatives and retirees, any trust, pension, profit-sharing, or other benefit plan for such persons, the spouses, siblings, direct ancestors or direct descendants of such persons, Minnesota Mutual and its affiliates themselves, advisory clients of Advantus Capital or MIMLIC Management, employees of sales representatives employed in offices maintained by such sales representatives, certain accounts as to which a bank or broker-dealer charges an account management fee, provided the bank or broker-dealer has an agreement with MIMLIC Sales, and certain accounts sold by registered investment advisers who charge clients a fee for their services may purchase Class A shares of the Advantus Load Funds at net asset value. These persons must give written assurance that they have bought for investment purposes, and that the securities will not be resold except through redemption or repurchase by, or on behalf of, the respective Fund. These persons are not required to pay a sales charge because of the reduced sales effort involved in their purchases.

                             SHAREHOLDER SERVICES

OPEN ACCOUNTS

          A shareholder's investment is automatically credited to an open account maintained for the shareholder by Minnesota Mutual. Stock certificates are not currently issued. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each year Minnesota Mutual sends to each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. A fee may be charged for providing duplicate information.

          The open account system provides for full and fractional shares expressed to four decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

          The costs of maintaining the open account system are paid by Advantus Capital in the case of the Venture Fund. The costs of maintaining the open account system for Index Fund are paid by the Fund. No direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC INVESTMENT PLAN

          Each Fund provides a convenient, voluntary method of purchasing shares in the Fund through its "Systematic Investment Plan".

          The principal purposes of the Plan are to encourage thrift by enabling you to make regular purchases in amounts less than normally required, and, in the case of the Advantus Load Funds, to employ the principle of dollar cost averaging, described below.

          By acquiring Fund shares on a regular basis pursuant to a Systematic Investment Plan, or investing regularly on any other systematic plan, the investor takes advantage of the principle of Dollar Cost Averaging. Under Dollar Cost Averaging, if a constant amount is invested at regular intervals at varying price levels, the average cost of all the shares will be lower than the average of the price levels. This is because the same fixed number of dollars buys more shares when price levels are low and fewer shares when price levels are high. It is essential that the investor consider his or her financial ability to continue this investment program during times of market decline as well as market rise. The principle of Dollar Cost Averaging will not protect against loss in a declining market, as a loss will result if the plan is discontinued when the market value is less than cost.

          A Plan may be opened by indicating your intention to invest $25 or more monthly for at least one year. You will receive a confirmation showing the number of shares purchased, purchase price, and subsequent new balance of shares accumulated.

          An investor has no obligation to invest regularly or to continue the Plan, which may be terminated by the investor at any time without penalty. Under the Plan, any distributions of income and realized capital gains will be reinvested in additional shares at net asset value unless a shareholder instructs MIMLIC Sales in writing to pay them in cash. MIMLIC Sales reserves the right to increase or decrease the amount required to open and continue a Plan, and to terminate any Plan after one year if the value of the amount invested is less than $250.

GROUP SYSTEMATIC INVESTMENT PLAN

          This Plan provides employers and employees with a convenient means for purchasing shares of each Fund under various types of employee benefit and thrift plans, including payroll withholding and bonus incentive plans. The Plan may be started with an initial cash investment of $50 per participant for a group consisting of five or more participants. The shares purchased by each participant under the Plan will be held in a separate account in which all dividends and capital gains will be reinvested in additional shares of the Fund at net asset value. To keep his or her account open, subsequent payments totaling $25 per month must be made into each participant's account. If the group is reduced to less than five participants, the minimums set forth under "Systematic Investment Plan" shall apply. The Plan may be terminated by MIMLIC Sales or the shareholder at any time upon reasonable notice.

AUTOMATIC INVESTMENT PLAN

          Each Fund offers an Automatic Investment Plan, which allows you to automatically invest a specified amount in the Fund each month.

          Shares of the respective Fund may be purchased through pre-authorized bank drafts. With the cooperation of your bank, you may authorize MIMLIC Sales to make a withdrawal from your checking account on the 1st or 15th day of each month in the amount you specify to purchase shares of the Fund at the public offering price next determined after receipt of the proceeds from your bank draft. A minimum initial investment of $25 is required, and the minimum subsequent monthly investment under this plan is $25.

          You may discontinue your Automatic Investment Plan at any time. Further information about the plans is available from MIMLIC Sales or your MIMLIC Sales representative.

GROUP PURCHASES

          An individual who is a member of a qualified group may also purchase shares of the Advantus Load Funds at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the Class A, Class B and Class C shares of the Funds being purchased by the individual member, but also the aggregate dollar value of such Class A, Class B and Class C shares previously purchased and currently held by other members of the group. Members of a qualified group may not be eligible for a Letter of Intent.

          A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable MIMLIC Sales to realize economies of scale in distributing such shares. A qualified group must have more than ten members, must be available to arrange for group meetings between representatives of MIMLIC Sales, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to MIMLIC Sales, and must seek, upon request, to arrange for payroll deduction or other bulk transmission of investments to the Funds.

RETIREMENT PLANS OFFERING TAX BENEFITS

          The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of any of the Funds. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRA's), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, e.g. 403(b) plans.

          The initial investment in each Fund by such a plan must be at least $250 for each participant in a plan, and subsequent investments must be at least $25 per month for each participant. Income dividends and capital gain distributions must be reinvested. Plan documents and further information can be obtained from MIMLIC Sales.

          An investor should consult a competent tax or other adviser as to the suitability of Fund shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects, including changes made by the Tax Reform Act of 1986.

SYSTEMATIC WITHDRAWAL PLANS

          An investor owning shares in any one of the Funds having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. The Plan is particularly convenient and useful for trustees in making periodic distributions to retired employees. Through this Plan a trustee can arrange for the retirement benefit to be paid directly to the employee by the respective Fund and to continue the tax-free accumulation of income and capital gains prior to their distribution to the employee. An investor may terminate the Plan at any time. A form for use in establishing such a plan is available from MIMLIC Sales.

          A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually, or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

          All shares under the Plan must be left on deposit. Income dividends and capital gain distributions will be reinvested without a sales charge at net asset value determined on the record date.

          Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the initial investment, particularly in the event of a decline in net asset value. In addition, withdrawal payments attributable to the redemption of Class B shares may be subject to a contingent deferred sales charge. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and MIMLIC Sales make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan.

          Under this Plan, any distributions of income and realized capital gains must be reinvested in additional shares, and are reinvested at net asset value. If a shareholder wishes to purchase additional shares of the respective Fund under this Plan, except in the case of Money Market Fund, other than by reinvestment of distributions, it should be understood that, in the case of Class A shares, he or she would be paying a sales commission on such purchases, while liquidations effected under the Plan would be at net asset value, and, in the case of Class B shares, he or she would be purchasing such shares at net asset value while liquidations effected under the Plan would involve the payment of a contingent deferred sales charge. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. Additions to a shareholder account in which an election has been made to receive systematic withdrawals will be accepted only if each such addition is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. A shareholder may not have a "Systematic Withdrawal Plan" and a "Systematic Investment Plan" in effect simultaneously as it is not, as explained above, advantageous to do so.

EXCHANGE AND TELEPHONE TRANSFER PRIVILEGE

          The exchange and telephone transfer privileges available in connection with the Funds, the procedures for effecting such transactions and a description of the applicable charges, are described in each Fund's Prospectus in the text following the caption "Exchange and Telephone Transfer of Fund Shares."

          Telephone transfers and other exchanges may be made only between already open Fund accounts having identical registrations.

                                   REDEMPTIONS

          The procedures for redemption of Fund shares, and the charges applicable to redemptions of Class B shares, are summarized in the Prospectus in the text following the caption "Redemption of Fund Shares."

          Class B shares are subject to a contingent deferred sales charge of up to 5% if redeemed within six years of purchase. See "Sales Charges--Class B Shares" and "Redemption of Fund Shares" in the Prospectus.

          The obligation of each of the Funds to redeem its shares when called upon to do so by the shareholder is mandatory with the following exceptions.

          Each Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. When redemption requests exceed such amount, however, the Fund reserves the right to make part or all of the payment in the form of securities or other assets of the Fund. An example of when this might be done is in case of emergency, such as in those situations enumerated in the following paragraph, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sold such securities, he or she probably would incur brokerage charges. The Fund has filed with the Securities and Exchange Commission a notification of election pursuant to Rule 18f-1 under the Investment Company Act of 1940 in order to make such redemptions in kind.

          Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

REINSTATEMENT PRIVILEGE

          The Prospectus for each of the Funds describes redeeming shareholders' reinstatement privileges in the text following the caption "Reinstatement Privilege." Written notice from persons wishing to exercise this reinstatement privilege must be received by MIMLIC Sales within 90 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased. All shares issued as a result of the reinstatement privilege applicable to redemptions of Class A and Class B shares will be issued only as Class A shares. Any CDSC incurred in connection with the prior redemption (within 90 days) of Class B shares will not be refunded or re-credited to the shareholder's account. Shareholders who redeem Class C shares and exercise their reinstatement privilege will be issued only Class C shares, which shares will have a remaining holding period prior to conversion equal to the remaining holding period applicable to the prior Class C shares at redemption.

          See "Taxes" in the Prospectus for a discussion of the effect of redeeming shares within 90 days after acquiring them and subsequently acquiring new shares in any mutual fund at a reduced sales charge. Should an investor utilize the reinstatement privilege following a redemption which resulted in a loss, all or a portion of that loss might not be currently deductible for Federal income tax purposes, for an investor which is not tax-exempt. Exercising the reinstatement privilege would not alter any capital gains taxes payable on a realized gain, for an investor which is not tax-exempt. See discussion under "Taxes" in the Prospectus regarding the taxation of capital gains.

                          DISTRIBUTIONS AND TAX STATUS

          The tax status of the Funds and the distributions which they may make are summarized in the text of the Prospectus following the caption "Taxes."
Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, the Funds will not be liable for federal income taxes to the extent they distribute their taxable income to their shareholders.

          Each Fund is subject to a non-deductible excise tax equal to 4 percent of the excess, if any, of the amount required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, the Fund generally must declare dividends by the end of a calendar year representing 98 percent of the Fund's ordinary income for the calendar year and 98 percent of its capital gain net income (both long-term and short-term capital gains) for the twelve-month period ending October 31 of the calendar year.

          The Code forbids a regulated investment company from earning 30% or more of its gross income from the sale or other disposition of stock, securities, options, futures, and certain foreign currencies held less than three months. This restriction may limit the extent to which Index Fund may purchase stock index futures contracts. To the extent the Fund engages in short-term trading and enters into futures transactions, the likelihood of violating this 30% requirement is increased.

          The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts for purposes of the diversification test, and the extent to which Index Fund could buy or sell futures contracts may be limited by this requirement.

          Gain or loss on futures contracts is taken into account when realized by entering into a closing transaction. In addition, with respect to many types of futures contracts held at the end of a Fund's taxable year, unrealized gain or loss on such contracts is taken into account at the then current fair market value thereof under a special "marked-to-market, 60/40 system," and such gain or loss is recognized for tax purposes. The gain or loss from such futures contracts is treated as 60% long-term and 40% short-term capital gain or loss, regardless of their holding period. The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of such futures contracts will be adjusted to reflect any capital gain or loss taken into account by such Fund in a prior year as a result of the constructive sale under the "marked-to-market, 60/40 system." Notwithstanding the rules described above, with respect to futures contract, Index Fund may make an election that will have the effect of exempting all or a part of those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year. All or part of any loss realized by the Fund on any closing of a futures contract may be deferred until all of the Fund's offsetting positions with respect to the futures contract are closed. As a result of trading in futures contracts, the Fund may realize net capital gains which, when distributed to shareholders, would be taxable in the hands of the shareholders.

          The foregoing relates only to federal taxation. Prospective shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund distributions.

                              FINANCIAL STATEMENTS

          Financial statements for the Funds are presented in Appendix B. These financial statements include for each Fund both (i) a Statement of Assets and Liabilities, dated September 4, 1996, which has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in Appendix B and is included upon the authority of said firm as experts in accounting and auditing, and (ii) unaudited financial statements for the period from September 4, 1996 to May 31, 1997.

                                   APPENDIX A

                        BOND AND COMMERCIAL PAPER RATINGS

BOND RATINGS

          Moody's Investors Service, Inc. describes its five highest ratings for corporate bonds and mortgage-related securities as follows:

             Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

             Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

             Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
           Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          Moody's Investors Service, Inc. also applies numerical modifiers, 1, 2, and 3, in each of these generic rating classifications. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

          Standard & Poor's Corporation describes its five highest ratings for corporate bonds and mortgage-related securities as follows:

             AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

             AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

             A. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

             BB. Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

          Standard & Poor's Corporation applies indicators "+", no character, and "-" to the above rating categories. The indicators show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's Investors Service, Inc. in assigning the ratings are the following: (1) evaluation of the management of the issuer, (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity;
(5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; an (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

          The rating A-1 is the highest rating assigned by Standard & Poor's Corporation to commercial paper which is considered by Standard & Poor's Corporation to have the following characteristics:

                  Liquidity ratios of the issuer are adequate to meet cash
               redemptions. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

                        APPENDIX B - FINANCIAL STATEMENTS

                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
Advantus Venture Fund, Inc.:


     We have audited the statement of assets and liabilities of Advantus Venture Fund, Inc. as of September 4, 1996. This financial statement is the responsibility of Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash in bank by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Advantus Index 500 Fund, Inc. at September 4, 1996, in conformity with generally accepted accounting principles.





                                   KPMG Peat Marwick LLP


Minneapolis, Minnesota
September 4, 1996

                           ADVANTUS VENTURE FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                SEPTEMBER 4, 1996

                                                               ASSETS
Cash in bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   150,000
Organizational costs (note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,735
                                                                                                   -----------

     Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         156,735
                                                                                                   -----------

                                                             LIABILITIES

Payable to Adviser (note 4)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,735
                                                                                                   -----------

Net assets applicable to outstanding shares. . . . . . . . . . . . . . . . . . . . . . . . . .     $   150,000
                                                                                                   -----------
                                                                                                   -----------

Represented by:
   Capital stock - authorized 10 billion shares (Class A - 2 billion shares, Class B -
     2 billion shares, Class C - 2 billion shares and 4 billion shares unallocated) of
     $.01 par value (note 1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       150
   Additional paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         149,850
                                                                                                   -----------

     Total - representing net assets applicable to outstanding capital stock . . . . . . . . .     $   150,000
                                                                                                   -----------
                                                                                                   -----------

Net assets applicable to outstanding Class A shares. . . . . . . . . . . . . . . . . . . . . .     $    50,000
                                                                                                   -----------
                                                                                                   -----------

Net assets applicable to outstanding Class B shares. . . . . . . . . . . . . . . . . . . . . .     $    50,000
                                                                                                   -----------
                                                                                                   -----------

Net assets applicable to outstanding Class C shares. . . . . . . . . . . . . . . . . . . . . .     $    50,000
                                                                                                   -----------
                                                                                                   -----------

Shares outstanding and net asset value per share:

   Class A - Shares outstanding 5,000. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     10.00
                                                                                                   -----------
                                                                                                   -----------

   Class B - Shares outstanding 5,000. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     10.00
                                                                                                   -----------
                                                                                                   -----------

   Class C - Shares outstanding 5,000. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     10.00
                                                                                                   -----------
                                                                                                   -----------

         See accompanying notes to statement of assets and liabilities.

                           ADVANTUS VENTURE FUND, INC.

                  Notes to Statement of Assets and Liabilities

                                September 4, 1996


(1)  ORGANIZATION

     Advantus Venture Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

     The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

     The only transaction of the Fund since inception has been the initial sale on September 4, 1996 of 5,000 shares of Class A, 5,000 shares of Class B and 5,000 shares of Class C to Advantus Capital Management, Inc.

(2)  FEDERAL TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to the shareholders in amounts that will avoid federal income and excise taxes.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The Fund has entered into an investment advisory agreement with Advantus Capital Management, Inc. (Advantus Capital or the Adviser) under which Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. In addition, as part of the fee, Advantus Capital pays the expenses of the Fund's transfer, dividend disbursing and redemption agent (The Minnesota Mutual Life Insurance Company (Minnesota Mutual), the parent of MIMLIC Asset Management Company who in turn is the parent of Advantus Capital). The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .80 percent.

                           ADVANTUS VENTURE FUND, INC.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

     The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to MIMLIC Sales Corporation (MIMLIC Sales), the underwriter of the Fund and wholly-owned subsidiary of MIMLIC Asset Management Company, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class A Plan provides for a fee up to .30 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. MIMLIC Sales intends to waive that portion of Class A distribution fees which exceeds, as a percentage of average daily net assets, .10 percent during the current fiscal year.

     The Fund has entered into an administrative services agreement with Minnesota Mutual for accounting, auditing, legal and other administrative services which Minnesota Mutual provides. The administrative service fee for the Fund is $3,600 per month.

     The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, organizational costs, printing and shareholders reports, legal, auditing and accounting services and other miscellaneous expenses.

     Advantus Capital directly incurs and pays the above operating expenses relating to the Fund and the Fund in turn reimburses Advantus Capital. Advantus Capital intends to voluntarily absorb certain operating expenses, other than investment advisory fees, which exceed, as a percentage of average daily net assets, .45% during the current fiscal year.

     Legal fees in the amount of $2,100, included as organizational costs, were incurred for services provided by a law firm of which the Fund's secretary is a partner.

(4)  ORGANIZATIONAL COSTS

     The Fund expects to incur organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other shareholder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
Advantus Index 500 Fund, Inc.:


     We have audited the statement of assets and liabilities of Advantus Index 500 Fund, Inc. as of September 4, 1996. This financial statement is the responsibility of Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash in bank by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Advantus Index 500 Fund, Inc. at September 4, 1996, in conformity with generally accepted accounting principles.




                                   KPMG Peat Marwick LLP


Minneapolis, Minnesota
September 4, 1996

                          ADVANTUS INDEX 500 FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                SEPTEMBER 4, 1996

                                                               ASSETS:
Cash in bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   150,000
Organizational costs (note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,735
                                                                                                                       -----------

          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         156,735
                                                                                                                       -----------

                                                            LIABILITIES:

Payable to Adviser (note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,735
                                                                                                                       -----------

Net assets applicable to outstanding shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   150,000
                                                                                                                       -----------
                                                                                                                       -----------

Represented by:
     Capital stock - authorized 10 billion shares (Class A - 2 billion shares, Class B -
          2 billion shares, Class C - 2 billion shares and 4 billion shares unallocated) of
          $.01 par value (note 1). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       150
     Additional paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         149,850
                                                                                                                       -----------

          Total - representing net assets applicable to outstanding capital stock. . . . . . . . . . . . . . . . .     $   150,000
                                                                                                                       -----------
                                                                                                                       -----------

Net assets applicable to outstanding Class A shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    50,000
                                                                                                                       -----------
                                                                                                                       -----------

Net assets applicable to outstanding Class B shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    50,000
                                                                                                                       -----------
                                                                                                                       -----------

Net assets applicable to outstanding Class C shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    50,000
                                                                                                                       -----------
                                                                                                                       -----------

Shares outstanding and net asset value per share:

     Class A - Shares outstanding 5,000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     10.00
                                                                                                                       -----------
                                                                                                                       -----------

     Class B - Shares outstanding 5,000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     10.00
                                                                                                                       -----------
                                                                                                                       -----------

     Class C - Shares outstanding 5,000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     10.00
                                                                                                                       -----------
                                                                                                                       -----------

         See accompanying notes to statement of assets and liabilities.

                          ADVANTUS INDEX 500 FUND, INC.

                  Notes to Statement of Assets and Liabilities

                                September 4, 1996

(1)  ORGANIZATION

     Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

          The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

     The only transaction of the Fund since inception has been the initial sale on September 4, 1996 of 5,000 shares of Class A, 5,000 shares of Class B and 5,000 shares of Class C to Advantus Capital Management, Inc.

(2)  FEDERAL TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to the shareholders in amounts that will avoid federal income and excise taxes.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The Fund has entered into an investment advisory agreement with Advantus Capital Management, Inc. (Advantus Capital or the Adviser) under which Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent.

     The Fund has entered into a transfer agent agreement with The Minnesota Mutual Life Insurance Company (Minnesota Mutual), the parent of MIMLIC Asset Management Company who in turn is the parent of Advantus Capital. Minnesota Mutual will act as the Fund's transfer agent, dividend disbursing agent and redemption agent. For these services, the Fund pays Minnesota Mutual, subject to a minimum annual fee of $12,000, an annual fee of $25 per shareholder account.

                          ADVANTUS INDEX 500 FUND, INC.

(3)  EXPENSES AND RELATED PARTIES - CONTINUED

     The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to MIMLIC Sales Corporation (MIMLIC Sales), the underwriter of the Fund and wholly-owned subsidiary of MIMLIC Asset Management Company, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class A Plan provides for a fee up to .30 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. MIMLIC Sales intends to waive that portion of Class A distribution fees which exceeds, as a percentage of average daily net assets, .10 percent during the current fiscal year.

     The Fund has entered into an administrative services agreement with Minnesota Mutual for accounting, auditing, legal and other administrative services which Minnesota Mutual provides. The administrative service fee for the Fund is $3,600 per month.

     The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, organizational costs, printing and shareholders reports, legal, auditing and accounting services and other miscellaneous expenses.

     Advantus Capital directly incurs and pays the above operating expenses relating to the Fund and the Fund in turn reimburses Advantus Capital. Advantus Capital intends to voluntarily absorb certain operating expenses, other than investment advisory fees, which exceed, as a percentage of average daily net assets, .26% during the current fiscal year.

     Legal fees in the amount of $2,100, included as organizational costs, were incurred for services provided by a law firm of which the Fund's secretary is a partner.

(4)  ORGANIZATIONAL COSTS

     The Fund expects to incur organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other shareholder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

                             ADVANTUS VENTURE FUND, INC.
                         STATEMENT OF ASSETS AND LIABILITIES
                                     MAY 31, 1997
                                     (UNAUDITED)

                                        ASSETS



Investments in securities, at value - see accompanying
 schedule for detailed listing (identified cost: $27,246,323). . . . . . . . . . . .    $29,116,096
Cash in bank on demand deposit . . . . . . . . . . . . . . . . . . . . . . . . . . .        134,335
Receivable for investment securities sold. . . . . . . . . . . . . . . . . . . . . .        919,386
Receivable for Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . .         13,002
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,632
Organizational costs . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         81,724
                                                                                        -----------


    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     30,287,175
                                                                                        -----------


                                       LIABILITIES

Payable for investment securities purchased. . . . . . . . . . . . . . . . . . . . .      2,092,723
Payable to Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        113,353
                                                                                        -----------

    Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,206,076
                                                                                        -----------

Net assets applicable to outstanding capital stock . . . . . . . . . . . . . . . . .    $28,081,099
                                                                                        -----------
                                                                                        -----------

REPRESENTED BY:

 Capital stock - authorized 10 billion shares (Class A--2 billion shares,
    Class B--2 billion shares, Class C--2 billion shares and 4 billion shares
    unallocated) of $.01 par value (note 1). . . . . . . . . . . . . . . . . . . . .    $    26,371
 Additional paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     26,339,030
 Undistributed net investment income . . . . . . . . . . . . . . . . . . . . . . . .         30,767
 Accumulated net realized losses from investments. . . . . . . . . . . . . . . . . .       (184,842)
 Unrealized appreciation of investments. . . . . . . . . . . . . . . . . . . . . . .      1,869,773
                                                                                        -----------

    Total - representing net assets applicable to
      outstanding capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . .    $28,081,099
                                                                                        -----------
                                                                                        -----------

Net assets applicable to outstanding Class A Shares  . . . . . . . . . . . . . . . .    $27,474,596
                                                                                        -----------
                                                                                        -----------

Net assets applicable to outstanding Class B Shares  . . . . . . . . . . . . . . . .    $   522,408
                                                                                        -----------
                                                                                        -----------

Net assets applicable to outstanding Class C Shares  . . . . . . . . . . . . . . . .    $    84,095
                                                                                        -----------
                                                                                        -----------

Shares outstanding and net asset value per share:
 Class A - Shares outstanding 2,580,035. . . . . . . . . . . . . . . . . . . . . . .    $     10.65
                                                                                        -----------
                                                                                        -----------

 Class B - Shares outstanding 49,122 . . . . . . . . . . . . . . . . . . . . . . . .    $     10.63
                                                                                        -----------
                                                                                        -----------

 Class C - Shares outstanding 7,905. . . . . . . . . . . . . . . . . . . . . . . . .    $     10.64




                   See accompanying notes to financial statements.

                             ADVANTUS VENTURE FUND, INC.
                               STATEMENT OF OPERATIONS
                    PERIOD FROM SEPTEMBER 4, 1996 TO MAY 31, 1997
                                     (UNAUDITED)




Investment income:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  80,643
 Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        143,389

    Total investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        224,032
                                                                                        -----------

Expenses:
 Investment advisory fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         85,026
 Distribution fees - Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,383
 Distribution fees - Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .            689
 Distribution fees - Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .            201
 Administrative service fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32,400
 Amortization of organizational costs. . . . . . . . . . . . . . . . . . . . . . . .          5,837
 Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,523
 Auditing and accounting services. . . . . . . . . . . . . . . . . . . . . . . . . .          5,000
 Legal fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,108
 Directors' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            103
 Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000
 Printing and shareholder reports. . . . . . . . . . . . . . . . . . . . . . . . . .            890
 Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,890
 Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            938
                                                                                        -----------

    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        170,988

 Less fees and expenses waived or absorbed by Adviser:
    Class A distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . .        (16,922)
    Other fund expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (11,863)
                                                                                        -----------

    Total net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        142,203

    Investment income - net. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         81,829
                                                                                        -----------

Realized and unrealized gains (losses) on investments:
 Net realized losses on investments (note 3) . . . . . . . . . . . . . . . . . . . .       (184,842)
 Net change in unrealized appreciation or depreciation on investments  . . . . . . .      1,869,773
                                                                                        -----------

    Net gains on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,684,931
                                                                                        -----------

 Net increase in net assets resulting from operations. . . . . . . . . . . . . . . .    $ 1,766,760
                                                                                        -----------
                                                                                        -----------




                   See accompanying notes to financial statements.

                             ADVANTUS VENTURE FUND, INC.
                          STATEMENT OF CHANGES IN NET ASSETS
                    PERIOD FROM SEPTEMBER 4, 1996 TO MAY 31, 1997
                                     (UNAUDITED)




Operations:
 Investment income - net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    81,829
 Net realized losses on investments. . . . . . . . . . . . . . . . . . . . . . . . .       (184,842)
 Net change in unrealized appreciation or depreciation of investments. . . . . . . .      1,869,773
                                                                                        -----------

    Increase in net assets resulting from operations . . . . . . . . . . . . . . . .      1,766,760
                                                                                        -----------

Distributions to shareholders from net investment income:
    Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (55,392)
    Class B. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (830)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (677)
                                                                                        -----------

    Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (56,899)
                                                                                        -----------

Capital share transactions (notes 4 and 5):
 Proceeds from sales:
    Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,802,651
    Class B. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        496,048
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         78,666

 Shares issued as a result of reinvested dividends:
    Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,649
    Class B. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            830
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            677

 Payments for redemption of shares:
    Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (8,759)
    Class B. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (524)

    Increase in net assets from capital share transactions . . . . . . . . . . . . .     26,371,238
                                                                                        -----------

    Total increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . .     28,081,099

Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .             --
                                                                                        -----------

Net assets at end of period (including undistributed net investment income of $30,767). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  28,081,099
                                                                                        -----------
                                                                                        -----------





                   See accompanying notes to financial statements.

                             ADVANTUS VENTURE FUND, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                     MAY 31, 1997
                                     (UNAUDITED)


(1)       ORGANIZATION

  Advantus Venture Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

  The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

  On September 4, 1996, Advantus Capital Management, Inc. (Advantus Capital or the Adviser) purchased 5,000 Class A shares, 5,000 Class B shares and 5,000 Class C shares. Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company (MIMLIC Management) which is a wholly-owned subsidiary of The Minnesota Mutual Life Insurance Company (Minnesota Mutual). Operations of the Fund did not formally commence until January 31, 1997 when the shares became effectively registered under the Securities Exchange Act of 1933 (1933 Act). Prior to commencement of operations, Minnesota Mutual purchased 2,500,000 Class A shares for $25 million.

(2)       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The significant accounting policies followed by the Fund are summarized as follows:

USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

                             ADVANTUS VENTURE FUND, INC.
                       NOTES TO FINANCIAL STATEMENTS--CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)

INVESTMENTS IN SECURITIES

  Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Such fair values are determined using pricing services or prices quoted by independent brokers. Short-term securities are valued at market.

  Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

FEDERAL TAXES

  The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

  Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liablilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in capital by $5,837.

DISTRIBUTIONS TO SHAREHOLDERS

  Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.

(3)       INVESTMENT SECURITY TRANSACTIONS

  For the period from September 4, 1996 to May 31, 1997, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $30,070,394 and $5,918,084, respectively.

                             ADVANTUS VENTURE FUND, INC.
                       NOTES TO FINANCIAL STATEMENTS-CONTINUED

(4)       EXPENSES AND RELATED PARTY TRANSACTIONS

  The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. In addition, as part of the advisory fee, Advantus Capital pays the expenses of the Fund's transfer, dividend disbursing and redemption agent (Minnesota Mutual). The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .80 percent.

  The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to MIMLIC Sales Corporation (MIMLIC Sales), the underwriter of the Fund and wholly-owned subsidiary of MIMLIC Management, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class A Plan provides for a fee up to .30 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. MIMLIC Sales is currently waiving that portion of Class A distribution fees which exceeds, as a percentage of average daily net assets, .10 percent. MIMLIC Sales waived Class A distribution fees in the amount of $16,922 for the period ended May 31, 1997.

  The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

  The Fund pays an administrative services fee to Minnesota Mutual for accounting, auditing, legal and other administrative services which Minnesota Mutual provides. The administrative service fee is $3,600 per month.

  Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended May 31, 1997, Advantus Capital voluntarily agreed to absorb $11,863 in expenses which were otherwise payable by the Fund.

  As of May 31, 1997, Minnesota Mutual and subsidiaries and the directors and officers of the Fund as a whole own the following shares:
                                                  NUMBER OF
                                                    SHARES      PERCENTAGE OWNED
                                             -----------------  ----------------
Class A..............................                2,505,074             97.1%
Class B..............................                    5,070             10.3%
Class C..............................                    5,067             64.1%

  During the period ended May 31, 1997, legal fees, a portion of which are included in organizational costs, were paid to a law firm of which the Fund's secretary is a partner in the amount of $22,941.

                             ADVANTUS VENTURE FUND, INC.
                       NOTES TO FINANCIAL STATEMENTS-CONTINUED


(5)  ORGANIZATIONAL COSTS

  The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6)  CAPITAL SHARE TRANSACTIONS

  Transactions in shares for the period from September 4, 1996 to May 31, 1997 were as follows:

                                          Class A      Class B        Class C
                                        -----------   ----------     ----------
Sold...................................   2,580,350       49,057          7,171
Issued for reinvested distributions....         166           82            734
Redeemed...............................        (481)         (17)            --
                                        -----------   ----------     ----------
                                          2,580,035       49,122          7,905
                                        -----------   ----------     ----------
                                        -----------   ----------     ----------

                             ADVANTUS VENTURE FUND, INC.
                      NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock and selected information for the period from January 31, 1997 (effective date of 1933 Act registration) to May 31, 1997 are as follows:



                                                                             CLASS A        CLASS B        CLASS C
                                                                             -------        -------        -------
         Net asset value, beginning of period. . . . . . . . . . . .           $10.17         $10.17         $10.17
                                                                              ---------      ---------      ---------

         Income from investment operations:
              Net investment income. . . . . . . . . . . . . . . . .             0.02              -              -
              Net gains or losses on securities  (both
                   realized and unrealized). . . . . . . . . . . . .             0.48           0.47           0.48
                                                                              ---------      ---------      ---------

                   Total from investment operations. . . . . . . . .             0.50           0.47           0.48
                                                                              ---------      ---------      ---------

              Less distributions:
                   Dividends from net investment income. . . . . . .            (0.02)        (0.01)         (0.01)
                                                                              ---------     ---------      ---------

              Net asset value, end of period . . . . . . . . . . . .           $10.65         $10.63         $10.64
                                                                              ---------      ---------      ---------
                                                                              ---------      ---------      ---------

              Total return (a) (b) . . . . . . . . . . . . . . . . .           4.9%           4.8%           4.7%

              Net assets, end of period (in thousands) . . . . . . .          $27,475         $522            $84

              Ratio of expenses to average daily
                   net assets. . . . . . . . . . . . . . . . . . . .         1.35% (c)      2.25% (c)      2.25% (c)

              Ratio of net investment income to
                   average daily net assets  . . . . . . . . . . . ..         .67% (c)     (.14%) (c)      (.14%) (c)

              Portfolio turnover rate (excluding
                   short-term securities). . . . . . . . . . . . . .            25.2%          25.2%          25.2%

              Average commission rate on common
                   stock transactions. . . . . . . . . . . . . . . .           $.0547         $.0547         $.0547



    ---------------------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges.
(b) Total return is presented for the period from January 31, 1997, commencement of operations, to May 31, 1997.
(c) Adjusted to an annual basis.

                             ADVANTUS VENTURE FUND, INC.
                              INVESTMENTS IN SECURITIES
                                     MAY 31, 1997
                                     (UNAUDITED)

        (Percentages of each investment category relate to total net assets.)

                                                                                       MARKET
          SHARES                                                                      VALUE (a)
COMMON STOCKS (92.0%)
 CAPITAL GOODS (6.9%)
   Machinery (4.9%)
         31,800  Shaw Group, Incorporated (b) . . . . . . . . . . . . . . . . . $      552,525
         31,800  United Dominion Industries . . . . . . . . . . . . . . . . . .        822,825
                                                                                     ---------
                                                                                     1,375,350
                                                                                     ---------

   Electronics (2.0%)
         22,200  Triumph Group, Incorporated (b)  . . . . . . . . . . . . . . .        568,875
                                                                                     ---------

 CONSUMER GOODS AND SERVICES (27.7%)
   Food (9.4%)
         11,900  Dominick's Supermarkets, Incorporated (b)  . . . . . . . . . .        288,575
         14,300  Earthgrains Company  . . . . . . . . . . . . . . . . . . . . .        815,100
         57,700  Hudson Foods, Incorporated . . . . . . . . . . . . . . . . . .        915,988
         21,800  International Multifoods Corporation . . . . . . . . . . . . .        615,850
                                                                                     ---------
                                                                                     2,635,513
                                                                                     ---------
   Retail (10.3%)
         38,600  Brown Group, Incorporated  . . . . . . . . . . . . . . . . . .        694,800
         83,500  Michael's Stores, Incorporated (b) . . . . . . . . . . . . . .      1,649,125
         25,000  Pier 1 Imports, Incorporated . . . . . . . . . . . . . . . . .        559,375
                                                                                     ---------
                                                                                     2,903,300
                                                                                     ---------
   Consumer Cyclicals (8.0%)
         36,900  American Pad and Paper Company (b) . . . . . . . . . . . . . .        682,650
         17,100  Frontier Insurance Group, Incorporated . . . . . . . . . . . .        938,362
         34,000  Quest Diagnostics, Incorporated  . . . . . . . . . . . . . . .        629,000
                                                                                     ---------
                                                                                     2,250,012
                                                                                     ---------
 CREDIT SENSITIVE (27.0%)
   Finance (17.1%)
         18,600  Allied Group, Incorporated . . . . . . . . . . . . . . . . . .        739,350
         25,751  Amerus Life Holdings, Incorporated . . . . . . . . . . . . . .        666,307
         18,300  Commercial Federal Corporation . . . . . . . . . . . . . . . .        638,212
         34,000  Peoples Heritage Financial Group . . . . . . . . . . . . . . .      1,126,250
         18,200  RLI Corporation. . . . . . . . . . . . . . . . . . . . . . . .        580,125
         80,160  Sovereign Bancorp, Incorporated. . . . . . . . . . . . . . . .      1,052,100
                                                                                     ---------
                                                                                     4,802,344
                                                                                     ---------


                 See accompanying notes to investments in securities.

                              ADVANTUS VENTURE FUND, INC
                        INVESTMENTS IN SECURITIES - CONTINUED


                                                                                       MARKET
          SHARES                                                                      VALUE (a)
   Real Estate (9.9%)
         9,900   Apartment Investment and Management Company. . . . . . . . . . $      275,963
         7,100   Felcor Suite Hotels, Incorporated. . . . . . . . . . . . . . .        264,475
         18,348  Kilroy Realty Corporation  . . . . . . . . . . . . . . . . . .        440,352
         21,350  Liberty Property Trust . . . . . . . . . . . . . . . . . . . .        512,400
         22,900  Prentiss Properties Trust. . . . . . . . . . . . . . . . . . .        538,150
         24,000  Summit Properties Incorporated . . . . . . . . . . . . . . . .        483,000
         19,700  Sunstone Hotel Investors, Incorporated . . . . . . . . . . . .        251,175
                                                                                     ---------
                                                                                     2,765,515
                                                                                     ---------

 INTERMEDIATE GOODS AND SERVICES (23.6%)
   Energy (11.2%)
         16,700  Piedmont Natural Gas Company (b) . . . . . . . . . . . . . . .        407,812
         30,800  Sierra Pacific Resources, Incorporated (b) . . . . . . . . . .        912,450
         35,900  Valero Energy Corporation. . . . . . . . . . . . . . . . . . .      1,283,425
         15,100  Wicor, Incorporated (b). . . . . . . . . . . . . . . . . . . .        554,925
                                                                                     ---------
                                                                                     3,158,612
                                                                                     ---------

   Materials (11.1%)
         46,600  Century Aluminum Company . . . . . . . . . . . . . . . . . . .        832,975
         17,500  Fort Howard Corporation (b)  . . . . . . . . . . . . . . . . .        803,906
         12,900  Gibraltar Steel Corporation (b)  . . . . . . . . . . . . . . .        280,575
         53,700  Schulman, Incorporated . . . . . . . . . . . . . . . . . . . .      1,194,825
                                                                                     ---------
                                                                                     3,112,281
                                                                                     ---------

   Transportation (1.3%)
         11,600  Teekay Shipping Corporation (c). . . . . . . . . . . . . . . .        363,950
                                                                                     ---------

 TECHNOLOGY (6.8%)
         36,900  Control Data Systems (b) . . . . . . . . . . . . . . . . . . .        539,663
         15,300  Dupont Photomasks, Incorporated (b). . . . . . . . . . . . . .        830,025
         22,200  Imation Corporation (b). . . . . . . . . . . . . . . . . . . .        532,800
                                                                                     ---------
                                                                                     1,902,488
                                                                                     ---------

                 Total common stocks (cost:  $23,970,024) . . . . . . . . . . .     25,838,240
                                                                                    ----------


     PRINCIPAL
SHORT-TERM SECURITIES (11.7%)
       212,407   U.S. Treasury Bill. . . . . . . . . . . . . .5.141%   08/28/97        212,495
     2,842,699   U.S. Treasury Bill. . . . . . . . . .5.04% - 4.56     07/24/97      2,850,763
       212,689   U.S. Treasury Bill. . . . . . . . . .5.49% - 4.99     06/19/97        214,598
                                                                                     ---------

                 Total short-term securities (cost:  $3,276,299) . . . . . . .       3,277,856
                                                                                     ---------

                 Total investments in securities (cost:  $27,246,323) (d). . .  $   29,116,096
                                                                                    ----------
                                                                                    ----------


                 See accompanying notes to investments in securities.

Notes to Investments in Securities

(a) Securites are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 1.3% of net assets in foreign securities as of May 31, 1997.
(d) At May 31, 1997 the cost of securities for federal income tax purposes was $27,273,804. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

       Gross unrealized appreciation . . . . . . . . . . . . . . $  2,891,638
       Gross unrealized depreciation . . . . . . . . . . . . . .   (1,049,346)
                                                                 -------------
       Net unrealized appreciation . . . . . . . . . . . . . . . $  1,842,292
                                                                 -------------
                                                                 -------------

                            ADVANTUS INDEX 500 FUND, INC.
                         STATEMENT OF ASSETS AND LIABILITIES
                                     MAY 31, 1997
                                     (UNAUDITED)

                                        ASSETS

Investments in securities, at value - see accompanying
  schedule for detailed listing (identified cost: $7,162,434). . . . . . . .      $  8,031,231
Cash in bank on demand deposit . . . . . . . . . . . . . . . . . . . . . . .           143,623
Receivable for investment securities sold. . . . . . . . . . . . . . . . . .            19,669
Receivable for Fund shares sold. . . . . . . . . . . . . . . . . . . . . . .            17,712
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,211
Organizational costs . . . . . . . . . . . . . . . . . . . . . . . . . . . .            81,127
                                                                                  ------------
     Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,309,573
                                                                                  ------------
                                LIABILITIES

Payable for investment securities purchased. . . . . . . . . . . . . . . . .           329,133
Payable for Fund shares repurchased. . . . . . . . . . . . . . . . . . . . .             5,658
Payable to Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            86,196
                                                                                  ------------

     Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . .           420,987
                                                                                  ------------

Net assets applicable to outstanding capital stock . . . . . . . . . . . . .      $  7,888,586
                                                                                  ------------
                                                                                  ------------

REPRESENTED BY:

  Capital stock - authorized 10 billion shares (Class A--2 billion shares,
     Class B--2 billion shares, Class C--2 billion shares and 4 billion shares
      unallocated) of $.01 par value (note 1). . . . . . . . . . . . . . . .      $      6,855
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .         6,982,980
  Undistributed net investment income. . . . . . . . . . . . . . . . . . . .            22,688
  Accumulated net realized gains from investments. . . . . . . . . . . . . .             7,266
  Unrealized appreciation of investments . . . . . . . . . . . . . . . . . .           868,797
                                                                                  ------------

     Total - representing net assets applicable to
       outstanding capital stock . . . . . . . . . . . . . . . . . . . . . .      $  7,888,586
                                                                                  ------------
                                                                                  ------------


Net assets applicable to outstanding Class A Shares  . . . . . . . . . . . .      $  6,720,869
                                                                                  ------------
                                                                                  ------------

Net assets applicable to outstanding Class B Shares  . . . . . . . . . . . .      $    985,080
                                                                                  ------------
                                                                                  ------------

Net assets applicable to outstanding Class C Shares  . . . . . . . . . . . .      $    182,637
                                                                                  ------------
                                                                                  ------------

Shares outstanding and net asset value per share:
  Class A - Shares outstanding 583,817 . . . . . . . . . . . . . . . . . . .      $      11.51
                                                                                  ------------
                                                                                  ------------

  Class B - Shares outstanding 85,830. . . . . . . . . . . . . . . . . . . .      $      11.48
                                                                                  ------------
                                                                                  ------------

  Class C - Shares outstanding 15,885. . . . . . . . . . . . . . . . . . . .      $      11.50
                                                                                  ------------
                                                                                  ------------

                   See accompanying notes to financial statements.

                            ADVANTUS INDEX 500 FUND, INC.
                               STATEMENT OF OPERATIONS
                    PERIOD FROM SEPTEMBER 4, 1996 TO MAY 31, 1997
                                     (UNAUDITED)



Investment income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      8,104
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            47,598
                                                                                  ------------

     Total investment income . . . . . . . . . . . . . . . . . . . . . . . .            55,702
                                                                                  ------------

Expenses
  Investment advisory fee. . . . . . . . . . . . . . . . . . . . . . . . . .             8,620
  Distribution fees - Class A. . . . . . . . . . . . . . . . . . . . . . . .             5,734
  Distribution fees - Class B. . . . . . . . . . . . . . . . . . . . . . . .             1,218
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . .               268
  Administrative service fee . . . . . . . . . . . . . . . . . . . . . . . .            32,400
  Amortization of organizational costs . . . . . . . . . . . . . . . . . . .             5,795
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,516
  Auditing and accounting services . . . . . . . . . . . . . . . . . . . . .             5,000
  Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,858
  Directors' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                24
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,000
  Printing and shareholder reports . . . . . . . . . . . . . . . . . . . . .               189
  Insurance  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,973
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,000
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,317
                                                                                  ------------

     Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            77,912

  Less fees and expenses waived or absorbed by Adviser:
     Class A distribution fees . . . . . . . . . . . . . . . . . . . . . . .            (3,823)
     Other fund expenses . . . . . . . . . . . . . . . . . . . . . . . . . .           (55,480)
                                                                                  ------------

     Total net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .            18,609
                                                                                  ------------

     Investment income - net . . . . . . . . . . . . . . . . . . . . . . . .            37,093
                                                                                  ------------

Realized and unrealized gains on investments:
     Net realized gains on investments (note 3). . . . . . . . . . . . . . .             7,266
     Net change in unrealized appreciation or depreciation on investments              868,797
                                                                                  ------------

       Net gains on investments. . . . . . . . . . . . . . . . . . . . . . .           876,063
                                                                                  ------------

Net increase in net assets resulting from operations . . . . . . . . . . . .      $    913,156
                                                                                  ------------
                                                                                  ------------


                   See accompanying notes to financial statements.

                            ADVANTUS INDEX 500 FUND, INC.
                          STATEMENT OF CHANGES IN NET ASSETS
                    PERIOD FROM SEPTEMBER 4, 1996 TO MAY 31, 1997
                                     (UNAUDITED)


Operations:
  Investment income - net. . . . . . . . . . . . . . . . . . . . . . . . . .      $     37,093
  Net realized gains on investments. . . . . . . . . . . . . . . . . . . . .             7,266
  Net change in unrealized appreciation or depreciation of investments . . .           868,797
                                                                                  ------------

     Increase in net assets resulting from operations. . . . . . . . . . . .           913,156
                                                                                  ------------

Distributions to shareholders from net investment income:
     Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (17,875)
     Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,507)
     Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (818)
                                                                                  ------------

     Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . .           (20,200)
                                                                                  ------------

Capital share transactions (notes 4 and 5):
  Proceeds from sales:
     Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,933,124
     Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           934,291
     Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           168,183

  Shares issued as a result of reinvested dividends:
     Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,693
     Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,507
     Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               818

  Payments for redemption of shares:
     Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (35,999)
     Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (7,987)
                                                                                  ------------

     Increase in net assets from capital share transactions. . . . . . . . .         6,995,630
                                                                                  ------------

     Total increase in net assets. . . . . . . . . . . . . . . . . . . . . .         7,888,586
                                                                                  ------------

Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . .                --

Net assets at end of period (including undistributed net investment income
 of $22,688) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  7,888,586
                                                                                  ------------
                                                                                  ------------


                   See accompanying notes to financial statements.

                          ADVANTUS INDEX 500 FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997
                                   (UNAUDITED)

(1)  ORGANIZATION

     Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

     The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

     On September 4, 1996, Advantus Capital Management, Inc. (Advantus Capital or the Adviser) purchased 5,000 Class A shares, 5,000 Class B shares and 5,000 Class C shares. Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company (MIMLIC Management) which is a wholly-owned subsidiary of The Minnesota Mutual Life Insurance Company (Minnesota Mutual). Operations of the Fund did not formally commence until January 31, 1997 when the shares became effectively registered under the Securities Exchange Act of 1933 (1933 Act). Prior to commencement of operations, Minnesota Mutual purchased 500,000 Class A shares for $5 million.


(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Fund are summarized as follows:

USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

                          ADVANTUS INDEX 500 FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)

INVESTMENTS IN SECURITIES

     Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors.
Such fair values are determined using pricing services or prices quoted by independent brokers. Short-term securities are valued at market.

     Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

FEDERAL TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in capital by $5,795.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.


(3)  INVESTMENT SECURITY TRANSACTIONS

     For the period from September 4, 1996 to May 31, 1997, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $7,142,606 and $219,993, respectively.

                          ADVANTUS INDEX 500 FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS-CONTINUED


(4)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged Minnesota Mutual to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services. Subject to a minimum annual fee of $12,000, Minnesota Mutual provides transfer agent services to the Fund at an annual cost of $25 per shareholder account.

     The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to MIMLIC Sales Corporation (MIMLIC Sales), the underwriter of the Fund and wholly-owned subsidiary of MIMLIC Management, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class A Plan provides for a fee up to .30 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. MIMLIC Sales is currently waiving that portion of Class A distribution fees which exceeds, as a percentage of average daily net assets, .10 percent. MIMLIC Sales waived Class A distribution fees in the amount of $3,823 for the period ended May 31, 1997.

     The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

     The Fund pays an administrative services fee to Minnesota Mutual for accounting, auditing, legal and other administrative services which Minnesota Mutual provides. The administrative service fee is $3,600 per month.

     Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended May 31, 1997, Advantus Capital voluntarily agreed to absorb $55,480 in expenses which were otherwise payable by the Fund.

     As of January 31, 1997, Minnesota Mutual and subsidiaries and the directors and officers of the Fund as a whole own the following shares:


                                               NUMBER OF
                                                 SHARES       PERCENTAGE OWNED
                                              -----------     ----------------
Class A. . . . . . . . . . . . . . . . . . .    505,089             86.5%

Class B. . . . . . . . . . . . . . . . . . .      5,086              5.9%

Class C. . . . . . . . . . . . . . . . . . .      5,081             32.0%

                          ADVANTUS INDEX 500 FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS-CONTINUED


(4)  EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

     During the period ended May 31, 1997, legal fees, a portion of which are included in organizational costs, were paid to a law firm of which the Fund's secretary is a partner in the amount of $21,406.


(5)  ORGANIZATIONAL COSTS

     The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.


(6)  CAPITAL SHARE TRANSACTIONS

     Transactions in shares for the period from September 4, 1996 to May 31, 1997 were as follows:


                                           CLASS A     CLASS B      CLASS C
                                         ----------  ----------   ----------
Sold . . . . . . . . . . . . . . . . .     586,917      86,383       15,804
Issued for reinvested distributions. .         162         145           81
Redeemed . . . . . . . . . . . . . . .     (3,262)       (698)           --
                                        ---------     -------      --------
                                          583,817      85,830        15,885
                                        ---------     -------      --------
                                        ---------     -------      --------

                          ADVANTUS INDEX 500 FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)  FINANCIAL HIGHLIGHTS

     Per share data for a share of capital stock and selected information for the period from
     January 31, 1997 to May 31, 1997 are as follows:


                                                                  CLASS A         CLASS B        CLASS C
                                                                 ---------       --------        -------
Net asset value, beginning of period . . . . . . . . . . . .    $10.68         $10.69         $10.69
Income from investment operations:
     Net investment income . . . . . . . . . . . . . . . . .      0.05           0.01           0.01
     Net gains or losses on securities  (both
          realized and unrealized) . . . . . . . . . . . . .      0.81           0.81           0.82
                                                              --------       --------        -------
          Total from investment operations . . . . . . . . .      0.86           0.82           0.83
                                                              --------       --------        -------

Less distributions:
     Dividends from net investment income. . . . . . . . . .     (0.03)         (0.03)         (0.02)
                                                              ---------       --------        -------

Net asset value, end of period . . . . . . . . . . . . . . .    $11.51        $ 11.48         $11.50
                                                              ---------       --------        -------
                                                              ---------       --------        -------

Total return (a)(b). . . . . . . . . . . . . . . . . . . . .       8.1%           7.8%           7.7%

Net assets, end of period (in thousands)                        $6,721        $   985         $  183

Ratio of expenses to average daily
     net assets (d). . . . . . . . . . . . . . . . . . . . .      0.70% (c)      1.60% (c)      1.60% (c)

Ratio of net investment income to
     average daily net assets (d). . . . . . . . . . . . . .      1.42% (c)       .48% (c)       .48% (c)

Portfolio turnover rate (excluding
     short-term securities). . . . . . . . . . . . . . . . .       3.5%           3.5%           3.5%

Average commission rate on common
     stock transactions. . . . . . . . . . . . . . . . . . .    $   .0399     $    .0399         $.0399


(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges.
(b) Total return is presented for the period from January 31, 1997, commencement of operations, to May 31, 1997.
(c)  Adjusted to an annual basis.
(d)  The Fund's Distributor and Adviser voluntarily waived and absorbed
     $59,303 in expenses for the period from January 31, 1997 to May 31, 1997. If Class A, B and C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.56%, 3.29% and 3.29% for Class A, B and C, respectively, and the ratio of net investment income to average daily net assets would have been -.44%, -1.21%, and -1.21% for Class A, B and C, respectively.

                          ADVANTUS INDEX 500 FUND, INC.
                            INVESTMENTS IN SECURITIES
                                  MAY 31, 1997
                                   (UNAUDITED)

      (Percentages of each investment category relate to total net assets.)

                                                                      MARKET
          SHARES                                                     VALUE (a)
 COMMON STOCKS (98.9%)
    CAPITAL GOODS (7.5%)
     Machinery (7.3%)
               300  Allied-Signal, Inc . . . . . . . . . . . .      $ 23,025
               200  AMP Incorporated . . . . . . . . . . . . .         8,225
               200  Avery Dennison Corporation . . . . . . . .         7,525
               300  Browning-Ferris Industries, Inc. . . . . .         9,825
               100  Case Corporation . . . . . . . . . . . . .         5,900
               200  Caterpillar, Inc . . . . . . . . . . . . .        19,525
               200  Cooper Industries. . . . . . . . . . . . .        10,200
               200  Dana Corporation . . . . . . . . . . . . .         7,225
               300  Deere & Company. . . . . . . . . . . . . .        15,337
               300  Dover Corporation. . . . . . . . . . . . .        17,175
               100  Eaton Corporation. . . . . . . . . . . . .         7,975
               500  Emerson Electric Company . . . . . . . . .        27,000
               100  Fluor Corporation  . . . . . . . . . . . .         5,287
               100  General Dynamics Corporation . . . . . . .         7,488
             3,900  General Electric Company . . . . . . . . .       235,462
               100  Grainger W W, Inc. . . . . . . . . . . . .         8,025
               300  Ikon Office Solutions, Inc . . . . . . . .         8,700
               200  Illinois Tool Works, Inc . . . . . . . . .         9,925
               200  Ingersoll-Rand Company . . . . . . . . . .        10,900
               200  ITT Corporation (b)  . . . . . . . . . . .        11,925
               100  ITT Hartford Group . . . . . . . . . . . .         7,800
               200  Johnson Controls . . . . . . . . . . . . .         8,475
               600  Laidlaw, Inc (c) . . . . . . . . . . . . .         8,100
               200  Paccar, Inc. . . . . . . . . . . . . . . .         9,050
               200  Parker Hannifin Corporation. . . . . . . .        10,525
               100  Raychem Corporation. . . . . . . . . . . .         7,412
               100  Textron, Inc . . . . . . . . . . . . . . .        11,850
               200  Thermo Electron Corporation (b)  . . . . .         6,900
               200  Tyco International Ltd . . . . . . . . . .        12,700
               100  Western Atlas Corporation (b)  . . . . . .         6,787
               600  Westinghouse Electric Corporation. . . . .        12,150
               300  Whitman Corporation  . . . . . . . . . . .         7,237
               400  WMX Technologies, Inc. . . . . . . . . . .        12,700
                                                                   ---------
                                                                     578,335
                                                                   ---------



              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED

                                                                      MARKET
            SHARES                                                   VALUE (a)

          Electronics (.2%)
               300  Advanced Micro Devices, Inc (b)  . . . . .     $  12,000

     CONSUMER GOODS AND SERVICES (34.9%)
          Consumer Goods (19.8%)
               900  Abbott Laboratories. . . . . . . . . . . .        56,700
               200  Alberto-Culver Company . . . . . . . . . .         5,700
               300  Alza Corporation (b) . . . . . . . . . . .         8,850
               200  American Brands, Inc . . . . . . . . . . .         9,800
               700  American Home Products Corporation . . . .        53,375
               300  Amgen, Inc (b) . . . . . . . . . . . . . .        20,063
               500  Anheuser-Busch Companies, Inc. . . . . . .        21,437
               200  Avon Products. . . . . . . . . . . . . . .        12,750
               300  Baxter International, Inc. . . . . . . . .        15,825
               200  Becton, Dickinson and Company. . . . . . .         9,850
               200  Boston Scientific Corporation (b)  . . . .        10,675
             1,200  Bristol-Myers Squibb Company . . . . . . .        88,050
               200  Brown-Forman, Inc. . . . . . . . . . . . .        10,225
               200  Cabletron Systems Incorporated (b) . . . .         8,800
               200  Liz Clairborne, Incorporated . . . . . . .         9,125
             3,000  Coca-Cola Company. . . . . . . . . . . . .       204,750
               400  Colgate-Palmolive Company. . . . . . . . .        24,800
               700  Columbia/HCA Healthcare Corporation. . . .        25,637
               300  Deluxe Corporation . . . . . . . . . . . .         9,750
               700  Eli Lilly & Company. . . . . . . . . . . .        65,100
               700  Gillette Company . . . . . . . . . . . . .        62,212
               200  Guidant Corporation. . . . . . . . . . . .        15,525
               200  International Flavors & Fragrances, Inc. .         8,875
             1,600  Johnson & Johnson. . . . . . . . . . . . .        95,800
               200  Mallinckrodt, Inc. . . . . . . . . . . . .         7,475
               300  Medtronic, Inc . . . . . . . . . . . . . .        22,200
             1,400  Merck & Company., Inc. . . . . . . . . . .       125,825
             1,800  Pepsico, Inc . . . . . . . . . . . . . . .        66,150
               800  Pfizer, Inc. . . . . . . . . . . . . . . .        82,300
               500  Pharmacia & UpJohn . . . . . . . . . . . .        17,313
             2,900  Philip Morris Companies, Inc . . . . . . .       127,600
               800  Procter & Gamble Company . . . . . . . . .       110,300
               400  Schering-Plough Corporation. . . . . . . .        36,300
               300  Service Corporation International. . . . .        10,575
               400  Seagram Company Ltd (c). . . . . . . . . .        16,100
               300  Tenet Healthcare Corporation (b)   . . . .         8,250
               200  Unilever N.V. (c). . . . . . . . . . . . .        38,750
               300  UST, Inc . . . . . . . . . . . . . . . . .         8,550
               300  Warner-Lambert Company . . . . . . . . . .        30,225
                                                                   ---------
                                                                   1,561,587
                                                                   ---------



              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED
                                                                      MARKET
        SHARES                                                      VALUE (a)

          Consumer Services (5.0%)
               300  H & R Block, Incoporated . . . . . . . . .      $  9,900
               200  Ceridian Corporation (b) . . . . . . . . .         7,350
               200  Cognizant Corporation  . . . . . . . . . .         7,400
               400  Comcast Corporation. . . . . . . . . . . .         6,950
               300  CUC International, Inc (b) . . . . . . . .         6,900
               800  Walt Disney Company. . . . . . . . . . . .        65,500
               200  R.R. Donnelley & Sons Company. . . . . . .         7,425
               200  Dow Jones & Company. . . . . . . . . . . .         7,775
               300  Dun & Bradstreet Corporation . . . . . . .         7,838
               400  Eastman Kodak Company. . . . . . . . . . .        33,150
               200  Gannett Company. . . . . . . . . . . . . .        18,500
               300  Hasbro, Inc. . . . . . . . . . . . . . . .         8,700
               100  HFS Incorporated (b) . . . . . . . . . . .         5,388
               400  Healthsouth Rehabilitation
                     Corporation (b) . . . . . . . . . . . . .         9,150
               300  Hilton Hotels Corporation. . . . . . . . .         8,475
               800  Humana (b) . . . . . . . . . . . . . . . .        18,100
               200  Knight-Ridder, Incorporated. . . . . . . .         8,625
               100  Marriott International, Inc. . . . . . . .         5,775
               300  Mattel, Inc. . . . . . . . . . . . . . . .         8,962
               800  McDonalds Corporation. . . . . . . . . . .        40,200
               200  Mcgraw-Hill Companies, Inc . . . . . . . .        10,925
               100  Polaroid Corporation . . . . . . . . . . .         5,100
               100  New York Times Company . . . . . . . . . .         4,606
               200  St. Jude Medical, Incorporated . . . . . .         6,775
               600  Time Warner, Inc . . . . . . . . . . . . .        27,900
               100  Times Mirror Company . . . . . . . . . . .         5,613
               200  Tribune Company. . . . . . . . . . . . . .         8,650
               200  United Health Care . . . . . . . . . . . .        11,300
               300  United States Surgical Corporation . . . .        10,125
               300  Viacom (b) . . . . . . . . . . . . . . . .         8,906
                                                                   ---------
                                                                     391,963
                                                                   ---------


          Food (2.7%)
               200  Albertson's Incorporated . . . . . . . . .         6,700
               500  Archer-Daniels-Midland Company . . . . . .        10,000
               500  Campbell Soup Company. . . . . . . . . . .        23,000
               200  Conagra, Inc . . . . . . . . . . . . . . .        12,025
               200  CPC International. . . . . . . . . . . . .        17,200
               800  Fleming Companies, Incorporated. . . . . .        15,200
               200  General Mills, Inc . . . . . . . . . . . .        12,650
               400  H.J. Heinz Company . . . . . . . . . . . .        17,200
               200  Hershey Foods Corporation. . . . . . . . .        11,225
               200  Kellogg Company. . . . . . . . . . . . . .        14,750


              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED
                                                                       MARKET
            SHARES                                                    VALUE (a)

          Food - continued
               400  Kroger Company (b) . . . . . . . . . . . .      $ 10,250
               200  Quaker Oats Company  . . . . . . . . . . .         8,250
               100  Ralston-Ralston Purina Group . . . . . . .         8,525
               500  Sara Lee Corporation . . . . . . . . . . .        20,438
               200  Sysco Corporation. . . . . . . . . . . . .         6,975
               200  Winn-Dixie Stores, Incorporated. . . . . .         7,650
               200  WM. Wrigley Jr. Company. . . . . . . . . .        11,850
                                                                   ---------
                                                                     213,888
                                                                   ---------


          Retail (4.1%)
               200  American Stores Company. . . . . . . . . .         9,100
               200  CVS Corporation. . . . . . . . . . . . . .         9,575
               300  Costco Companies, Incorporated (b) . . . .        10,125
               200  Dayton Hudson Corporation. . . . . . . . .         9,625
               300  Dillard Department Stores, Inc . . . . . .        10,125
               200  Federated Department Stores (b)  . . . . .         7,400
               300  Gap, Incorporated. . . . . . . . . . . . .        10,275
               200  Harcourt General, Incorporated . . . . . .         9,475
               500  Home Depot, Inc. . . . . . . . . . . . . .        31,500
               700  K Mart Corporation (b) . . . . . . . . . .         9,800
               400  Limited, Inc . . . . . . . . . . . . . . .         8,100
               200  May Department Stores Company  . . . . . .         9,425
               300  Nike, Inc. . . . . . . . . . . . . . . . .        17,100
               200  Nordstrom, Incorporated. . . . . . . . . .         9,600
               200  J.C. Penney Company, Inc . . . . . . . . .        10,300
               200  Rite Aid Corporation . . . . . . . . . . .         9,300
               400  Sears, Roebuck and Company . . . . . . . .        19,650
               600  Toys R Us  . . . . . . . . . . . . . . . .        18,675
             2,700  Wal-Mart Stores, Inc . . . . . . . . . . .        80,325
               200  Walgreen Company . . . . . . . . . . . . .         9,350
               500  Woolworth Corporation (b). . . . . . . . .        12,063
                                                                   ---------
                                                                     320,888
                                                                   ---------


          Consumer Cyclicals (3.3%)
               300  Autozone, Inc (b)  . . . . . . . . . . . .         7,013
               300  Brunswick Corporation. . . . . . . . . . .         9,150
               800  Chrysler Corporation Holding Company . . .        25,400
               200  Circuit City Stores, Incorporated. . . . .         7,900
               400  Cooper Tire & Rubber Company . . . . . . .         8,950
               200  Corning, Inc . . . . . . . . . . . . . . .        10,075
               200  Echlin, Incorporated . . . . . . . . . . .         6,675
             1,300  Ford Motor . . . . . . . . . . . . . . . .        48,750
               200  Fruit of the Loom (b)  . . . . . . . . . .         6,975


              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
               SHARES                                               VALUE (a)

          Consumer Cyclicals - continued

               900  General Motors Corporation . . . . . . . .     $  51,525
               300  Genuine Parts Company. . . . . . . . . . .        10,050
               100  Goodyear Tire & Rubber Company . . . . . .         5,850
               100  Interpublic Group Company. . . . . . . . .         5,987
               200  Lowe's Companies, Incorporated . . . . . .         7,875
               200  Newell Company . . . . . . . . . . . . . .         7,650
               300  Rubbermaid Incorporated. . . . . . . . . .         8,362
               200  The Stanley Works. . . . . . . . . . . . .         8,200
               200  TJX Companies, Incorporated. . . . . . . .         9,600
               100  V.F. Corporation . . . . . . . . . . . . .         7,813
               200  Whirlpool Corporation. . . . . . . . . . .         9,975
                                                                   ---------
                                                                     263,775
                                                                   ---------

     CREDIT SENSITIVE (22.5%)
          Building (.4%)
               100  Armstrong World Industries, Inc. . . . . .         6,800
               200  Masco Corporation. . . . . . . . . . . . .         7,775
               200  PPG Industries, Incorporated . . . . . . .        11,625
               200  Sherwin-Williams Company . . . . . . . . .         6,000
                                                                   ---------
                                                                      32,200
                                                                   ---------
          Finance (14.3%)
               200  Aetna, Incorporated. . . . . . . . . . . .        20,200
               200  Ahmanson & Company . . . . . . . . . . . .         8,150
               500  Allstate Corporation . . . . . . . . . . .        36,813
               500  American Express Company . . . . . . . . .        34,750
               200  American General Corporation . . . . . . .         8,850
               600  American Internationl Group, Inc . . . . .        81,225
               150  AON Corporation. . . . . . . . . . . . . .         7,313
               500  Bank of New York . . . . . . . . . . . . .        21,312
               600  Banc One Corporation . . . . . . . . . . .        25,950
               400  Bankamerica Corporation. . . . . . . . . .        46,750
               200  Bank of Boston Corporation . . . . . . . .        14,600
               100  Bankers Trust New York Corporation . . . .         8,462
               200  Barnett Banks, Inc . . . . . . . . . . . .        10,525
               100  Beneficial Corporation . . . . . . . . . .         6,425
               500  Chase Manhattan Corporation  . . . . . . .        47,250
               200  Chubb Corporation. . . . . . . . . . . . .        12,200
               100  Cigna Corporation. . . . . . . . . . . . .        17,375
               500  Citicorp . . . . . . . . . . . . . . . . .        57,188
               300  Comerica . . . . . . . . . . . . . . . . .        18,750
               200  Conseco, Incorporated. . . . . . . . . . .         8,000


              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED

                                                                     MARKET
               SHARES                                               VALUE (a)

          Finance - continued
               200  Corestates Financial Corporation . . . . .     $  10,575
               300  Dean Witter Discover & Company . . . . . .        12,375
               800  Federal Home Loan Mortgage Corporation . .        26,400
             1,200  Federal National Mortgage Association. . .        52,350
               200  Fifth Third Bancorp. . . . . . . . . . . .        15,450
               200  First Bank Systems, Incorporated . . . . .        16,400
               500  First Chicago NBD Corporation. . . . . . .        29,625
               400  First Data Corporation . . . . . . . . . .        16,000
               300  First Union Corporation. . . . . . . . . .        25,763
               300  Fleet Financial Group, Incorporated. . . .        18,337
               100  General Re Corporation . . . . . . . . . .        17,525
               100  Golden West Financial Corporation. . . . .         6,775
               200  Great Western Financial Corporation. . . .         9,700
               200  Green Tree Financial Corporation . . . . .         7,000
               100  Household International, Inc . . . . . . .         9,825
               200  Keycorp. . . . . . . . . . . . . . . . . .        10,875
               100  Lincoln National Corporation . . . . . . .         6,088
               100  Loews Corporation. . . . . . . . . . . . .         9,725
               100  Marsh & McLennen . . . . . . . . . . . . .        13,175
               300  MBNA Corporation . . . . . . . . . . . . .        10,163
               100  MGIC Investment Corporation. . . . . . . .         8,900
               200  Mellon Bank Corporation. . . . . . . . . .        17,500
               200  Merrill Lynch & Company, Inc . . . . . . .        21,200
               200  J.P. Morgan  & Company, Incorporated . . .        21,500
               200  Morgan Stanley Group . . . . . . . . . . .        13,500
               200  National City Corporation. . . . . . . . .        10,300
               830  Nationsbank Corporation. . . . . . . . . .        48,866
               400  Norwest Corporation. . . . . . . . . . . .        21,400
               300  PNC Bank Corporation . . . . . . . . . . .        12,562
               100  Providian Corporation. . . . . . . . . . .         5,988
               100  Republic New York Corporation. . . . . . .         9,975
               200  Safeco Corporation . . . . . . . . . . . .         8,700
               300  Salomon, Inc . . . . . . . . . . . . . . .        16,087
               100  St. Paul Companies, Inc. . . . . . . . . .         7,162
               200  Suntrust Banks, Inc. . . . . . . . . . . .        10,675
               200  Torchmark Corporation. . . . . . . . . . .        13,125
               100  Transamerica Corporation . . . . . . . . .         9,088
               200  U.S. Bancorp . . . . . . . . . . . . . . .        12,275
               100  Unum Corporation . . . . . . . . . . . . .         7,912
               200  Wachovia Corporation . . . . . . . . . . .        12,175
               100  Wells Fargo & Company. . . . . . . . . . .        26,350
                                                                   ---------
                                                                   1,131,454
                                                                   ---------



              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED

                                                                     MARKET
               SHARES                                               VALUE (a)

          Utilities (7.8%)
               400  Airtouch Communications (b)  . . . . . . .     $  11,150
               500  Alltel Corp. . . . . . . . . . . . . . . .        16,437
               200  American Electric Power Company, Inc . . .         8,150
               600  Ameritech. . . . . . . . . . . . . . . . .        39,300
             1,900  AT&T Corporation . . . . . . . . . . . . .        70,062
               300  Baltimore Gas & Electric . . . . . . . . .         7,875
               500  Bell Atlantic Corporation. . . . . . . . .        35,000
             1,100  Bellsouth Corporation. . . . . . . . . . .        49,912
               200  Carolina Power & Light Company . . . . . .         6,950
               300  Central & Southwest Corporation. . . . . .         6,375
               200  Cinergy Corporation. . . . . . . . . . . .         7,000
               100  Columbia Gas System, Incorporated. . . . .         6,437
               200  Consolidated Edison Company of New York. .         5,825
               300  Consolidated Natural Gas Company . . . . .        15,937
               200  Dominion Resources, Inc. . . . . . . . . .         6,925
               200  DTE Energy Company . . . . . . . . . . . .         5,325
               200  Duke Power Company . . . . . . . . . . . .         9,000
               400  Edison International . . . . . . . . . . .         9,350
               200  Enron Corporation. . . . . . . . . . . . .         8,150
               300  Entergy Corporation. . . . . . . . . . . .         7,913
               200  FPL Group, Inc . . . . . . . . . . . . . .         9,300
               400  Frontier Corporation . . . . . . . . . . .         7,350
               200  GPU Incorporated . . . . . . . . . . . . .         7,000
             1,100  GTE Corporation. . . . . . . . . . . . . .        48,537
               300  Houston Industries, Incorporated . . . . .         6,225
               200  Northern States Power Company. . . . . . .         9,800
               500  Nynex Corporation. . . . . . . . . . . . .        26,875
               300  Pacificorp . . . . . . . . . . . . . . . .         5,963
               300  Peco Energy Company. . . . . . . . . . . .         5,700
               400  Pacific Gas & Electric Corporation . . . .         9,250
               300  Public Service Enterprise Group, Inc . . .         7,425
             1,092  SBC Communications, Inc. . . . . . . . . .        63,882
               600  Southern Company . . . . . . . . . . . . .        12,750
               200  Texas Utilities Company. . . . . . . . . .         6,875
               300  Unicom Corporation . . . . . . . . . . . .         6,825
               200  Union Electric Company . . . . . . . . . .         7,325
               700  U.S. West Communications Group . . . . . .        25,638
               600  U.S. West Media Group (b)  . . . . . . . .        11,925
                                                                   ---------
                                                                     611,718
                                                                   ---------



              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      NVESTMENTS IN SECURITIES - CONTINUED

                                                                      MARKET
          SHARES                                                     VALUE (a)

     INTERMEDIATE GOODS AND SERVICES (16.9%)
          Energy (9.3%)
               300  Amerada Hess Corporation . . . . . . . . .     $  16,050
               600  Amoco Corporation. . . . . . . . . . . . .        53,625
               200  Ashland Incorporated . . . . . . . . . . .         9,575
               200  Atlantic Richfield Company . . . . . . . .        29,100
               200  Baker Hughes, Incorporated . . . . . . . .         7,500
               300  Burlington Resources, Inc. . . . . . . . .        13,950
               900  Chevron Corporation. . . . . . . . . . . .        63,000
               300  Coastal Corporation  . . . . . . . . . . .        15,038
               200  Dresser Industries, Inc. . . . . . . . . .         6,850
             2,900  Exxon Corporation. . . . . . . . . . . . .       171,825
               100  Halliburton Company  . . . . . . . . . . .         7,738
               100  Kerr-McGee Corporation . . . . . . . . . .         6,475
               100  Louisiana Land & Exploration Company . . .         5,150
               500  Mobil Corporation  . . . . . . . . . . . .        69,937
               300  Occidental Petroleum Corporation . . . . .         6,975
               200  Panenergy Corporation. . . . . . . . . . .         9,350
               100  Pennzoil Company . . . . . . . . . . . . .         5,538
               200  Phillips Petroleum Company . . . . . . . .         8,500
               600  Royal Dutch Petroleum ADR (c). . . . . . .       117,150
               300  Schlumberger Limited . . . . . . . . . . .        35,738
               100  Sonat, Inc . . . . . . . . . . . . . . . .         5,750
               200  Tenneco, Inc . . . . . . . . . . . . . . .         8,950
               300  Texaco, Inc. . . . . . . . . . . . . . . .        32,738
               200  Union Pacific Resources Group, Inc . . . .         5,775
               200  Unocal Corporation . . . . . . . . . . . .         8,525
               300  USX - Marathon Group . . . . . . . . . . .         8,925
                                                                   ---------
                                                                     729,727
                                                                   ---------

          Materials (6.4%)
               100  Air Products and Chemicals, Inc. . . . . .         7,775
               200  Alcan Aluminium Limited (c). . . . . . . .         7,175
               300  Allegheny Teledyne Incorporated. . . . . .         7,725
               200  Aluminum Company of America. . . . . . . .        14,725
               300  Barrick Gold Corporation (c) . . . . . . .         7,575
               200  Bemis Company, Inc . . . . . . . . . . . .         8,000
               200  Champion International Corporation . . . .         9,875
               100  Crown Cork & Seal Company, Inc . . . . . .         5,825
               300  Dow Chemical Company . . . . . . . . . . .        25,012
               700  E.I. Du Pont De Nemours and Company. . . .        76,212
               200  Eastman Chemical Company . . . . . . . . .        11,900
               200  Ecolab, Incorporated . . . . . . . . . . .         8,325
               500  Engelhard Corporation. . . . . . . . . . .        10,813


              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED

                                                                      MARKET
               SHARES                                               VALUE (a)
          Materials - continued
               300  Freeport-Mcmoran Copper. . . . . . . . . .      $  8,738
               100  Georgia-Pacific Corporation. . . . . . . .         8,825
               200  B.F. Goodrich Company. . . . . . . . . . .         8,600
               100  W.R. Grace & Co. . . . . . . . . . . . . .         5,225
               300  Hercules, Incorporated . . . . . . . . . .        14,062
               700  Homestake Mining Company . . . . . . . . .         9,713
               200  Inco Limited (c) . . . . . . . . . . . . .         6,600
               300  International Paper Company. . . . . . . .        14,400
               600  Kimberly-Clark Corporation . . . . . . . .        30,075
               100  Mead Corporation . . . . . . . . . . . . .         6,375
               600  Monsanto Company . . . . . . . . . . . . .        26,400
               200  Morton International . . . . . . . . . . .         6,450
               200  Newmont Mining Corporation . . . . . . . .         7,825
               100  Nucor Corporation. . . . . . . . . . . . .         5,900
               100  Phelps Dodge Corporation . . . . . . . . .         8,363
               100  Pioneer Hi-Bred International, Inc . . . .         6,975
               300  Placer Dome, Inc (c) . . . . . . . . . . .         5,475
               200  Praxair, Inc . . . . . . . . . . . . . . .        10,525
               100  Reynolds Metals Company. . . . . . . . . .         6,788
               100  Rohm and Haas Company. . . . . . . . . . .         8,625
               200  Temple-Inland, Incorporated. . . . . . . .        12,100
               700  Travelers Group, Incorporated. . . . . . .        38,413
               100  Union Camp Corporation . . . . . . . . . .         5,250
               200  Union Carbide Corporation. . . . . . . . .         9,350
               300  USX - U.S. Steel Group, Incorporated . . .         9,675
               200  Weyerhaeuser Company . . . . . . . . . . .         9,975
               100  Willamette Industries, Incorporated. . . .         7,450
               200  Williams Company . . . . . . . . . . . . .         8,825
                                                                   ---------
                                                                     507,914
                                                                   ---------


          Transportation (1.2%)
               100  AMR Corporation (b)  . . . . . . . . . . .         9,937
               200  Burlington Northern Santa Fe . . . . . . .        16,600
               200  CSX Corporation. . . . . . . . . . . . . .        10,600
               100  Delta Air Lines, Inc . . . . . . . . . . .         9,375
               100  Federal Express Corporation (b). . . . . .         5,238
               200  Norfolk Southern Corporation . . . . . . .        19,425
               300  Union Pacific Corporation. . . . . . . . .        20,325
                                                                   ---------
                                                                      91,500
                                                                   ---------



              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED

                                                                     MARKET
          SHARES                                                    VALUE (a)

     TECHNOLOGY (17.1%)
               200  Adobe Systems, Incorporated (b). . . . . .      $  8,925
               150  Andrew Corporation (b) . . . . . . . . . .         4,088
               500  Apple Computer (b) . . . . . . . . . . . .         8,312
               200  Applied Materials, Incorporated (b). . . .        13,050
               300  Automatic Data Processing, Inc . . . . . .        14,738
               500  Bay Networks, Inc (b). . . . . . . . . . .        12,250
               400  Boeing Company . . . . . . . . . . . . . .        42,100
               800  Cisco Systems, Inc (b) . . . . . . . . . .        54,200
               300  Compaq Computer Corporation (b)  . . . . .        32,475
               400  Computer Associates International. . . . .        21,900
               100  Computer Sciences Corporation (b)  . . . .         7,737
               200  Dell Computer Corporation (b)  . . . . . .        22,500
               200  Digital Equipment (b)  . . . . . . . . . .         7,175
               400  DSC Communications (b) . . . . . . . . . .        10,225
               200  EMC Corporation (b)  . . . . . . . . . . .         7,975
               600  General Instrument Corporation (b) . . . .        14,550
               100  Harris Corporation . . . . . . . . . . . .         8,862
             1,200  Hewlett-Packard Company. . . . . . . . . .        61,800
               100  Honeywell, Inc . . . . . . . . . . . . . .         7,275
             1,200  International Business Machines
                     Corporation . . . . . . . . . . . . . . .       103,800
             1,000  Intel. . . . . . . . . . . . . . . . . . .       151,500
               200  Lockheed Martin Corporation. . . . . . . .        18,725
               700  Lucent Technologies, Incorporated. . . . .        44,538
               400  LSI Logic Corporation (b)  . . . . . . . .        16,700
               200  McDonnell Douglas Corporation. . . . . . .        12,875
               800  MCI Communications . . . . . . . . . . . .        30,700
               200  Micron Technology, Inc . . . . . . . . . .         8,500
             1,400  Microsoft Corporation (b)  . . . . . . . .       173,600
               500  Minnesota Mining and Manufacturing
                     Company . . . . . . . . . . . . . . . . .        45,875
               700  Motorola . . . . . . . . . . . . . . . . .        46,463
               300  National Semiconductor Corporation (b) . .         8,437
               300  Northern Telecom Limited . . . . . . . . .        25,200
               100  Northrop Grumman Corporation . . . . . . .         8,475
               600  Novell, Incorporated (b) . . . . . . . . .         4,725
               700  Oracle Corporation (b) . . . . . . . . . .        32,637
               200  Parametric Technology Corporation (b). . .         8,975
               200  Pitney Bowes, Inc. . . . . . . . . . . . .        14,050
               200  Raytheon Company . . . . . . . . . . . . .         9,550
               200  Rockwell International Corporation . . . .        12,900
               200  Seagate Technology, Incorporated (b) . . .         8,125
               900  Silicon Graphics, Incorporated (b) . . . .        16,988
               400  Southwest Airlines Company . . . . . . . .        10,300
               500  Sprint Corporation . . . . . . . . . . . .        24,437
               300  Sun Microsystems, Inc (b)  . . . . . . . .         9,675
               600  Tele-Communications, Inc (b)   . . . . . .         9,075
               200  Tellabs, Incorporated (b)  . . . . . . . .        10,050


              See accompanying notes to investments in securities.

                          ADVANTUS INDEX 500 FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED

                                                                      MARKET
          SHARES                                                     VALUE (a)

          Technology - continued
               200  Texas Instruments, Incorporated  . . . . .   $    17,975
               300  TRW, Inc . . . . . . . . . . . . . . . . .        16,050
               300  United Technologies Corporation. . . . . .        24,112
             1,000  Worldcom, Incorported (b). . . . . . . . .        29,625
               400  Xerox Corporation. . . . . . . . . . . . .        27,100
               200  3 Com (b)  . . . . . . . . . . . . . . . .         9,700
                                                                   ---------
                                                                   1,351,574
                                                                   ---------


                    Total common stocks (cost: $6,929,828) . .     7,798,523
                                                                   ---------

          PRINCIPAL
 SHORT-TERM SECURITIES (2.9%)
          $145,000  U.S. Treasury Bill. . . .  5.14%     08/28/97    143,311
           $90,000  U.S. Treasury Bill. . 5.06% - 4.81%  07/24/97     89,397
                                                                   ---------
                    Total short-term securities (cost:
                     $232,606). . . . . . . . . . . . . . . . .      232,708
                                                                   ---------
                    Total investments in securities
                     (cost: $7,162,434) (d). . . . . . . . . .   $ 8,031,231
                                                                   ---------

                       Notes to Investments in Securities

(a) Securites are valued by procedures described in note 2 to the financial statements.
(b)  Presently non-income producing.
(c)  The Fund held 2.6% of net assets in foreign securities as of May 31, 1997.
(d) At May 31, 1997 the cost of securities for federal income tax purposes was $7,167,554.
     The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

               Gross unrealized appreciation . . . . . . . . .    $  936,729
               Gross unrealized depreciation . . . . . . . . .       (73,052)
                                                                   ---------
               Net unrealized appreciation . . . . . . . . . .    $  863,677
                                                                   ---------